AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 2004

                  SECURITIES ACT OF 1933 REGISTRATION NO. 333-
                  INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                                  Amendment No.

                        --------------------------------

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact Name Of Registrant As Specified In Charter)
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 969-1000

                        --------------------------------

                                Andrew L. Gangolf
                      c/o Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                            Joseph B. Kittredge, Jr.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

      Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

      Title of Securities Being Registered: Shares of Beneficial Interest of The AllianceBernstein Pooling Portfolios.

      The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

[LOGO] AllianceBernstein

The AllianceBernstein Pooling Portfolios
--------------------------------------------------------------------------------

                                                             PROSPECTUS - [date]

                                                 Pooling Portfolios
                                                 >  U.S. Value
                                                 >  U.S. Large Cap Growth
                                                 >  Real Estate Investment
                                                 >  International Value
                                                 >  International Growth
                                                 >  Short Duration Bond
                                                 >  Intermediate Duration Bond
                                                 >  TIPS
                                                 >  Small-Mid Cap Value
                                                 >  Small-Mid Cap Growth

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
-----------------------------------------------------
>  Are Not FDIC Insured
>  May Lose Value
>  Are Not Bank Guaranteed
-----------------------------------------------------

The Portfolios' investment adviser is Alliance Capital Management L.P. ("Alliance"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. The Portfolios are available only to mutual funds advised by and certain other institutional clients of Alliance.

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

RISK/RETURN SUMMARY........................................................    3
AllianceBernstein U.S. Value Portfolio.....................................    4
AllianceBernstein U.S. Large Cap Growth Portfolio..........................    5
AllianceBernstein Real Estate Investment Portfolio.........................    6
AllianceBernstein International Value Portfolio............................    7
AllianceBernstein International Growth Portfolio...........................    8
AllianceBernstein Short Duration Bond Portfolio............................    9
AllianceBernstein Intermediate Duration Bond Portfolio.....................   10
AllianceBernstein TIPS Portfolio...........................................   11
AllianceBernstein Small-Mid Cap Value Portfolio............................   12
AllianceBernstein Small-Mid Cap Growth Portfolio...........................   13
Summary of Principal Risks.................................................   14
PRINCIPAL RISKS BY Portfolio...............................................   15
FEES AND EXPENSES OF THE PORTFOLIOS........................................   16
GLOSSARY...................................................................   17
DESCRIPTION OF THE PORTFOLIOS..............................................   18
Investment Objectives and Principal Policies...............................   18
Description of Additional Investment Practices.............................   26
Additional Risk Considerations ............................................   31
MANAGEMENT OF THE PORTFOLIOS...............................................   34
Adviser....................................................................   34
Portfolio Managers.........................................................   34
PURCHASE AND SALE OF SHARES................................................   35
How The Portfolios Value Their Shares......................................   35
How To Buy Shares..........................................................   36
How To Sell Shares.........................................................   36
DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................   36
APPENDIX A: BOND RATINGS ..................................................   37

RISK/RETURN SUMMARY

The following is a summary of certain key information about The
AllianceBernstein Pooling Portfolios. Additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, appears after this Summary.

The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies, principal risks and fees. Each Portfolio's Summary page includes a short discussion of some of the principal risks of investing in that Portfolio. A further discussion of these and other risks is on page 14.

More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Be sure to read this additional information BEFORE investing. Each of the Portfolios may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

Past performance of a fund before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolios.

AllianceBernstein U.S. Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in a diversified      The Portfolio may also invest up to 20% of its
                               portfolio of equity securities of U.S. companies      total assets in equity securities issued by
                               with relatively larger market capitalizations as      non-U.S. companies.
                               compared to the overall U.S. equity market.
                                                                                     Among the principal risks of investing in the
                               The Portfolio's investment policies emphasize         Portfolio is market risk, which is the risk of
                               investment in companies that Alliance's Bernstein     losses from adverse changes in the stock
                               unit ("Bernstein") determines to be undervalued.      market. Depending on the Portfolio's
                               In selecting securities for the Portfolio,            investments at a particular time, the Portfolio
                               Bernstein uses its fundamental research to            may also have industry/sector risk. To the
                               identify companies whose long-term earnings power     extent the Portfolio invests in securities of
                               and dividend paying capability are not reflected      non-U.S. issuers, it may have non-U.S. issuer
                               in the current market price of their securities.      risk and currency risk.

                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein U.S. Large Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in equity             The Portfolio may also invest up to 20% of its
                               securities of U.S. companies with relatively          total assets in equity securities issued by
                               larger market capitalizations as compared to the      non-U.S. companies.
                               overall U.S. equity market. Under normal
                               circumstances, the Portfolio invests at least 80%     Among the principal risks of investing in the
                               of its net assets in these types of securities.       Portfolio is market risk, which is the risk of
                               Unlike most equity funds, the Portfolio focuses       losses from adverse changes in the stock
                               on a relatively small number of intensively           market. Because the Portfolio invests in a
                               researched companies.                                 smaller number of companies than many other
                                                                                     equity funds, the Portfolio also has focused
                               The Portfolio's investment policies emphasize         portfolio risk, which is the risk that changes
                               investment in a limited number of large,              in the value of a single security may have a
                               carefully selected, high quality U.S. companies       more significant effect, either negative or
                               that Alliance believes are likely to achieve          positive, on the Portfolio's net asset value.
                               superior earnings growth. Alliance relies heavily     To the extent the Portfolio invests in
                               on the fundamental analysis and research of its       securities of non-U.S. issuers, it may have
                               internal research staff to select the Portfolio's     non-U.S. issuer risk and currency risk.
                               investments.

                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Real Estate Investment Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Total return from a            The Portfolio invests primarily in equity             interest rate risk. Market risk is the risk of
combination of income and      securities of real estate investment trusts           losses from adverse changes in the market.
long-term growth of capital.   (called "REITs") and other real estate industry       Credit risk is the risk that a security issuer
                               companies. Under normal circumstances, the            will be unable or unwilling to make timely
                               Portfolio invests at least 80% of its net assets      payments of income or principal. Interest rate
                               in these types of securities.                         risk is the risk that changes in interest rates
                                                                                     will affect the value of income-producing
                               The Portfolio's investment policies emphasize         securities. Because the Portfolio invests in
                               investment in real estate companies Bernstein         mortgage-backed securities, it is subject to
                               believes have strong property fundamentals and        the risk that mortgage loans will be prepaid
                               management teams. The Portfolio seeks to invest       when interest rates decline, forcing the
                               in real estate companies whose underlying             Portfolio to reinvest in securities with lower
                               portfolios are diversified globally and by            interest rates.
                               property type.
                                                                                     Because the Portfolio invests a substantial
                               The Portfolio may invest up to 20% of its total       portion of its assets in the real estate
                               assets in mortgage-backed securities, which are       market, it has industry/sector risk. The
                               securities that directly or indirectly represent      Portfolio has many of the same risks as direct
                               participations in, or are collateralized by and       ownership of real estate, including the risk
                               payable from, mortgage loans secured by real          that the value of real estate could decline due
                               property.                                             to a variety of factors affecting the real
                                                                                     estate market. In addition, REITs are dependent
                               The Portfolio may from time to time enter into        on the capability of their managers, may have
                               currency futures contracts or currency forward        limited diversification, and could be
                               contracts.                                            significantly affected by changes in tax laws.

                               Among the principal risks of investing in the         Because the Portfolio invests in securities of
                               Portfolio are market risk, credit risk, and           non-U.S. issuers, it also has non-U.S. issuer
                                                                                     risk and currency risk.
                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein International Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in a diversified      market. To the extent that the Portfolio
                               portfolio of equity securities of non-U.S.            invests a substantial amount of its assets in a
                               companies.                                            particular country, an investment in the
                                                                                     Portfolio has the risk that market changes or
                               The Portfolio's investment policies emphasize         other events affecting that country may have a
                               investment in companies that Bernstein determines     more significant effect on the Portfolio's net
                               to be undervalued. In selecting securities for        asset value. Because the Portfolio may invest
                               the Portfolio, Bernstein uses its fundamental         in emerging markets, an investment also has the
                               research to identify companies whose long-term        risk that market changes or other factors
                               earnings power is not reflected in the current        affecting emerging markets, including political
                               market price of their securities.                     instability and unpredictable economic
                                                                                     conditions, may have a significant effect on
                               The Portfolio may from time to time enter into        the Portfolio's net asset value.
                               currency futures contracts or currency forward
                               contracts.                                            The Portfolio is also subject to capitalization
                                                                                     risk, or the risk that investments in smaller
                               Among the principal risks of investing in the         companies may be more volatile than investments
                               Portfolio are market risk, non-U.S. issuer risk,      in larger companies.
                               and currency risk. Market risk is the risk of
                               losses from adverse changes in the stock market.      Depending on the Portfolio's investments at a
                                                                                     particular time, the Portfolio may also have
                               Investments in countries other than the United        industry/sector risk. The Portfolio may at
                               States may have more risk because their markets       times use certain types of investment
                               tend to be more volatile than the U.S. stock          derivatives, such as options, futures, forwards
                                                                                     and swaps. The use of these techniques involves
                               PERFORMANCE INFORMATION                               special risks that are discussed in this
                                                                                     Prospectus.
                               No performance information is available for the
                               Portfolio because it has not yet been in
                               operation for a full calendar year.

AllianceBernstein International Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in equity             market. To the extent that the Portfolio
                               securities of non-U.S. companies. Unlike most         invests a substantial amount of its assets in a
                               equity funds, the Portfolio focuses on a              particular country, an investment in the
                               relatively small number of intensively researched     Portfolio has the risk that market changes or
                               companies.                                            other events affecting that country may have a
                                                                                     more significant effect on the Portfolio's net
                               The Portfolio's investment policies emphasize         asset value. Because the Portfolio may invest
                               investment in a limited number of large,              in emerging markets, an investment also has the
                               carefully selected, high quality non-U.S.             risk that market changes or other factors
                               companies that Alliance believes are likely to        affecting emerging markets, including political
                               achieve superior earnings growth. Alliance relies     instability and unpredictable economic
                               heavily on the fundamental analysis and research      conditions, may have a significant effect on
                               of its internal research staff to select the          the Portfolio's net asset value.
                               Portfolio's investments.
                                                                                     Because the Portfolio invests in a smaller
                               The Portfolio may from time to time enter into        number of companies than many other equity
                               currency futures contracts or currency forward        funds, the Portfolio also has focused portfolio
                               contracts.                                            risk, which is the risk that changes in the
                                                                                     value of a single security may have a more
                               Among the principal risks of investing in the         significant effect, either negative or
                               Portfolio are market risk, non-U.S. issuer risk,      positive, on the Portfolio's net asset value.
                               and currency risk. Market risk is the risk of         The Portfolio may at times use certain types of
                               losses from adverse changes in the stock market.      investment derivatives, such as options,
                                                                                     futures, forwards and swaps. The use of these
                               Investments in countries other than the United        techniques involves special risks that are
                               States may have more risk because their markets       discussed in this Prospectus.
                               tend to be more volatile than the U.S. stock

                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Short Duration Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
A moderate rate of income      The Portfolio invests primarily in                    Among the principal risks of investing in the
that is subject to taxes.      investment-grade, U.S. Dollar denominated debt        Portfolio are interest rate risk, credit risk,
                               securities. Under normal circumstances, the           and market risk. Interest rate risk is the risk
                               Portfolio invests at least 80% of its net assets      that changes in interest rates will affect the
                               in fixed-income securities. The Portfolio seeks       value of income-producing securities. Credit
                               to maintain an overall effective duration of one      risk is the risk that a security issuer will be
                               to three years under normal market conditions.        unable or unwilling to make timely payments of
                                                                                     income or principal. Market risk is the risk of
                               The Portfolio may invest in many types of debt        losses from adverse changes in the market. The
                               securities including corporate bonds, notes, U.S.     Portfolio may at times use certain types of
                               Government and agency securities, asset-backed        investment derivatives, such as options,
                               securities, mortgage-related securities, and          futures, forwards and swaps. The use of these
                               inflation-protected securities as well as other       techniques involves special risks that are
                               securities of U.S. and non-U.S. issuers.              discussed in this Prospectus. To the extent the
                                                                                     Portfolio invests in securities of non-U.S.
                                                                                     issuers, it may have non-U.S. issuer risk and
                               PERFORMANCE INFORMATION                               currency risk.

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Intermediate Duration Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
A moderate to high rate of     The Portfolio invests primarily in                    has different ratings from two national rating
income that is subject to      investment-grade, U.S. Dollar denominated debt        agencies ("split rating"), then the Portfolio
taxes.                         securities. Under normal circumstances, the           will use the rating deemed by Alliance to be
                               Portfolio invests at least 80% of its net assets      the most appropriate under the circumstances.
                               in fixed-income securities. The Portfolio seeks
                               to maintain an overall effective duration of four     Among the principal risks of investing in the
                               to seven years under normal market conditions.        Portfolio are interest rate risk, credit risk,
                                                                                     and market risk. Interest rate risk is the risk
                               The Portfolio may invest in many types of debt        that changes in interest rates will affect the
                               securities including corporate bonds, notes, U.S.     value of income-producing securities. Credit
                               Government and agency securities, asset-backed        risk is the risk that a security issuer will be
                               securities, mortgage-related securities, and          unable or unwilling to make timely payments of
                               inflation-protected securities as well as other       income or principal. Market risk is the risk of
                               securities of U.S. and non-U.S. issuers.              losses from adverse changes in the market. The
                                                                                     Portfolio may at times use certain types of
                               The Portfolio may invest up to 10% of its total       investment derivatives, such as options,
                               assets in debt securities rated BB by national        futures, forwards and swaps. The use of these
                               rating agencies at the time of purchase. The          techniques involves special risks that are
                               Portfolio will not purchase securities rated          discussed in this Prospectus. To the extent the
                               below BB- at time of purchase. If a security          Portfolio invests in securities of non-U.S.
                                                                                     issuers, it may have non-U.S. issuer risk and
                               PERFORMANCE INFORMATION                               currency risk.

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein TIPS Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
A total return that exceeds    The Portfolio invests primarily in U.S. dollar        rating agencies at the time of purchase. The
the rate of inflation over     denominated inflation-indexed bonds of varying        Portfolio will not purchase securities rated
the long term with income      maturities issued by the U.S. and non-U.S.            below BB- at time of purchase. If a security
that is subject to taxes.      governments, their agencies or instrumentalities,     has a split rating, then the Portfolio will use
                               and corporations. Under normal circumstances, the     the rating deemed by Alliance to be the most
                               Portfolio invests at least 80% of its net assets      appropriate under the circumstances.
                               in these types of securities. The Portfolio seeks
                               to maintain a duration within three years (plus       Among the principal risks of investing in the
                               or minus) of the real duration of the Lehman          Portfolio are interest rate risk, credit risk,
                               Brothers U.S. TIPS 1-10 year Index, which as of       and market risk. Interest rate risk is the risk
                               September 30, 2004 was 5.7 years.                     that changes in interest rates will affect the
                                                                                     value of income-producing securities. Credit
                               Assets not invested in inflation-indexed bonds        risk is the risk that a security issuer will be
                               may be invested in other types of debt securities     unable or unwilling to make timely payments of
                               including corporate bonds, notes, U.S. Government     income or principal. Market risk is the risk of
                               and agency securities, asset-backed securities,       losses from adverse changes in the market. The
                               and mortgage-related securities as well as other      Portfolio may at times use certain types of
                               securities of U.S. and non-U.S. issuers.              investment derivatives, such as options,
                                                                                     futures, forwards and swaps. The use of these
                               The Portfolio may invest up to 10% of its total       techniques involves special risks that are
                               assets in debt securities rated BB by national        discussed in this Prospectus. To the extent the
                                                                                     Portfolio invests in securities of non-U.S.
                               PERFORMANCE INFORMATION                               issuers, it may have non-U.S. issuer risk and
                                                                                     currency risk.
                               No performance information is available for the
                               Portfolio because it has not yet been in
                               operation for a full calendar year.

AllianceBernstein Small-Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in a diversified      Among the principal risks of investing in the
                               portfolio of equity securities of U.S. companies      Portfolio is market risk, which is the risk of
                               with relatively smaller market capitalizations as     losses from adverse changes in the stock
                               compared to the overall U.S. equity market. Under     market. The Portfolio is also subject to
                               normal circumstances, the Portfolio invests at        capitalization risk. Investments in mid-cap
                               least 80% of its net assets in these types of         companies may be more volatile than investments
                               securities.                                           in large-cap companies, and investments in
                                                                                     smaller companies may be more volatile than
                               The Portfolio's investment policies emphasize         investments in large-cap or mid-cap companies.
                               investment in companies that Bernstein determines     Investments in small-cap companies may have
                               to be undervalued. In selecting securities for        additional risks because these companies often
                               the Portfolio, Bernstein uses its fundamental         have limited product lines, markets, or
                               research to identify companies whose long-term        financial resources. Depending on the
                               earnings power is not reflected in the current        Portfolio's investments at a particular time,
                               market price of their securities.                     the Portfolio may also have industry/sector
                                                                                     risk. To the extent the Portfolio invests in
                               The Portfolio may also invest up to 20% of its        securities of non-U.S. issuers, it may have
                               total assets in equity securities issued by           non-U.S. issuer risk and currency risk.
                               non-U.S. companies.

                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.


AllianceBernstein Small-Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

OBJECTIVE:                     PRINCIPAL INVESTMENT STRATEGIES AND RISKS:
Long-term growth of capital.   The Portfolio invests primarily in a diversified      Among the principal risks of investing in the
                               portfolio of equity securities of U.S. companies      Portfolio is market risk, which is the risk of
                               with relatively smaller market capitalizations as     losses from adverse changes in the stock
                               compared to the overall U.S. equity market. Under     market. The Portfolio is also subject to
                               normal circumstances, the Portfolio invests at        capitalization risk. Investments in mid-cap
                               least 80% of its net assets in these types of         companies may be more volatile than investments
                               securities.                                           in large-cap companies, and investments in
                                                                                     smaller companies may be more volatile than
                               The Portfolio's investment policies emphasize         investments in large-cap or mid-cap companies.
                               investments in U.S. companies that Alliance           Investments in small-cap companies may have
                               believes are likely to achieve superior earnings      additional risks because these companies often
                               growth. Alliance relies heavily on the                have limited product lines, markets, or
                               fundamental analysis and research of its internal     financial resources. To the extent the
                               research staff to select the Portfolio's              Portfolio invests in securities of non-U.S.
                               investments.                                          issuers, it may have non-U.S. issuer risk and
                                                                                     currency risk.
                               The Portfolio may also invest up to 20% of its
                               total assets in equity securities issued by
                               non-U.S. companies.

                               PERFORMANCE INFORMATION

                               No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

--------------------------------------------------------------------------------
SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

The value of an investment in a Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio as a whole. All of the Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Portfolio's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over shorter or longer-term periods. All of the Portfolios are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Portfolio's investments. The Portfolios particularly subject to this risk are AllianceBernstein U.S. Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio and AllianceBernstein Small-Mid Cap Value Portfolio.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Portfolio's investments in income-producing debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities. Increases in interest rates may cause the value of a Portfolio's investments to decline and this decrease in value may not be offset by higher interest income from new investments.

Interest rate risk is particularly applicable to Portfolios that invest in income-producing securities, such as AllianceBernstein Real Estate Investment Portfolio, and is greater for those Portfolios that invest a substantial portion of their assets in debt securities, such as AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio and AllianceBernstein TIPS Portfolio.

Interest rate risk is generally greater for Portfolios that invest in debt securities with longer maturities, and is compounded for Portfolios, such as AllianceBernstein Real Estate Investment Portfolio that invest a substantial portion of their assets in mortgage-related or other asset-backed securities that can be repaid by the issuer. The value of these securities is affected more by changes in interest rates because when interest rates rise, the pre-payments decline, lengthening weighted maturity and causing the value of the securities to decrease more significantly. In addition, these types of securities are typically subject to more rapid prepayment when interest rates fall, which generally results in lower returns because the Portfolios are then required to reinvest their assets in debt securities with lower interest rates. AllianceBernstein Real Estate Investment Portfolio also has exposure to interest rate risk because it invests in real estate industry companies.

CREDIT RISK

This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for Portfolios such as AllianceBernstein Short Duration Bond Portfolio and AllianceBernstein Intermediate Duration Bond Portfolio that may invest in lower-rated securities. These debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. Other Portfolios subject to this risk are AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein TIPS Portfolio and AllianceBernstein Small-Mid Cap Value Portfolio.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. Portfolios particularly subject to this risk are AllianceBernstein Small-Mid Cap Value Portfolio, AllianceBernstein Small-Mid Cap Growth Portfolio and AllianceBernstein International Value Portfolio.

NON-U.S. ISSUER RISK

This is the risk of investments in issuers located in countries other than the United States. Investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. This is because the securities markets of many countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, non-U.S. issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Portfolio's investments in a country other than the United States. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment. Each of the Portfolios may be subject to this risk, but the risk is greater for those Portfolios that invest a substantial portion of their assets in the securities of non-U.S. issuers, such as AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein

International Growth Portfolio and AllianceBernstein International Value Portfolio.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Portfolio's investments. Each of the Portfolios may be subject to this risk, but the risk is greater for those Portfolios that invest a substantial portion of their assets in the securities of non-U.S. issuers, such as AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein International Growth Portfolio and AllianceBernstein International Value Portfolio.

LEVERAGING RISK

When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. The AllianceBernstein U.S. Value Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein TIPS Portfolio and AllianceBernstein Small-Mid Cap Value Portfolio may create leverage by using inverse floating rate instruments or derivatives and are therefore subject to leveraging risk.

DERIVATIVES RISK

Each of the Portfolios may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Alliance will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield and broaden Portfolio diversification, which entails greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing, valuation and documentation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates, or indices. The Portfolios particularly subject to this risk are AllianceBernstein U.S. Value Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein TIPS Portfolio and AllianceBernstein Small-Mid Cap Value Portfolio.

FOCUSED PORTFOLIO RISK

Portfolios, such as AllianceBernstein U.S. Growth Portfolio and
AllianceBernstein International Growth Portfolio, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

MANAGEMENT RISK

Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses, including its value approach, in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit a Portfolio.

PRINCIPAL RISKS BY PORTFOLIO
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 Industry/  Interest          Capital-  Non-U.S.            Lever-
                                                         Market   Sector      Rate    Credit  ization   Issuer   Currency   aging
Portfolio                                                 Risk     Risk       Risk     Risk    Risk      Risk      Risk      Risk
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Value Portfolio                     o        o                                     o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Growth Portfolio                    o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio         o        o          o        o                 o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio            o        o                   o       o         o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Growth Portfolio           o                                              o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Short Duration Bond Portfolio            o                   o        o                 o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Intermediate Duration Bond Portfolio     o                   o        o                 o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein TIPS Portfolio                           o                   o        o                 o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small-Mid Cap Value Portfolio            o        o                   o       o         o         o         o
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small-Mid Cap Growth Portfolio           o                                    o
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                         Focused   Manage-
                                                           Derivatives  Portfolio   ment
Portfolio                                                     Risk        Risk      Risk
------------------------------------------------------------------------------------------
AllianceBernstein U.S. Value Portfolio                                               o
------------------------------------------------------------------------------------------
AllianceBernstein U.S. Growth Portfolio                                    o         o
------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio                                   o
------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio                o                     o
------------------------------------------------------------------------------------------
AllianceBernstein International Growth Portfolio               o           o         o
------------------------------------------------------------------------------------------
AllianceBernstein Short Duration Bond Portfolio                o                     o
------------------------------------------------------------------------------------------
AllianceBernstein Intermediate Duration Bond Portfolio         o                     o
------------------------------------------------------------------------------------------
AllianceBernstein TIPS Portfolio                               o                     o
------------------------------------------------------------------------------------------
AllianceBernstein Small-Mid Cap Value Portfolio                o                     o
------------------------------------------------------------------------------------------
AllianceBernstein Small-Mid Cap Growth Portfolio                                     o
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                            None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds,
whichever is lower)                                                         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES

Annual fund operating expenses percentages are based on payments that will be made. The Examples are to help you compare the cost of investing in the Portfolios with the cost of investing in other funds. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                                         Operating Expenses

                                                                         Distribution (12b-1)                       Total Portfolio
                                                        Management Fees    and Service Fees    Other Expenses(1)  Operating Expenses
                                                        ---------------    ----------------    -----------------  ------------------
AllianceBernstein U.S. Value Portfolio                       0%                 0%                   0.07%               0.07%
AllianceBernstein U.S. Growth Portfolio                      0%                 0%                   0.07%               0.07%
AllianceBernstein Real Estate Investment Portfolio           0%                 0%                   0.11%               0.11%
AllianceBernstein International Value Portfolio              0%                 0%                   0.16%               0.16%
AllianceBernstein International Growth Portfolio             0%                 0%                   0.20%               0.20%
AllianceBernstein Short Duration Bond Portfolio              0%                 0%                   0.14%               0.14%
AllianceBernstein Intermediate Duration Bond Portfolio       0%                 0%                   0.11%               0.11%
AllianceBernstein TIPS Portfolio                             0%                 0%                   0.22%               0.22%
AllianceBernstein Small-Mid Cap Value Portfolio              0%                 0%                   0.14%               0.14%
AllianceBernstein Small-Mid Cap Growth Portfolio             0%                 0%                   0.12%               0.12%

                                                               Example

                                                            Year 1           Year 3
                                                            ------           ------
AllianceBernstein U.S. Value Portfolio                      $  7             $ 23
AllianceBernstein U.S. Growth Portfolio                     $  7             $ 23
AllianceBernstein Real Estate Investment Portfolio          $ 11             $ 35
AllianceBernstein International Value Portfolio             $ 16             $ 52
AllianceBernstein International Growth Portfolio            $ 20             $ 64
AllianceBernstein Short Duration Bond Portfolio             $ 14             $ 45
AllianceBernstein Intermediate Duration Bond Portfolio      $ 11             $ 35
AllianceBernstein TIPS Portfolio                            $ 23             $ 71
AllianceBernstein Small-Mid Cap Value Portfolio             $ 14             $ 45
AllianceBernstein Small-Mid Cap Growth Portfolio            $ 12             $ 39

----------------
(1)   Based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Bonds are fixed, floating, and variable rate debt obligations.

Convertible securities are bonds, debentures, corporate notes, and preferred stocks that are convertible into common and preferred stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities, convertible securities, and preferred stocks, including floating rate and variable rate instruments. Fixed-income securities may be rated (or, if unrated, for purposes of the Portfolios' investment policies as may be determined by Alliance to be of equivalent quality) triple-A (Aaa or AAA), high quality (Aa or AA or above), high grade (A or above) or investment grade (Baa or BBB or above) by, as the case may be, Moody's, S&P or Fitch, or may be lower-rated securities. In the case of "split-rated" fixed-income securities (i.e., securities assigned non-equivalent credit quality ratings, such as Baa by Moody's but BB by S&P or Ba by Moody's and BB by S&P but B by Fitch), a Portfolio will use the rating deemed by Alliance to be the most appropriate under the circumstances.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Mortgage-related securities are pools of mortgage loans that are assembled for sale to investors (such as mutual funds) by various governmental, government-related, and private organizations. These securities include:

      o     ARMS, which are adjustable-rate mortgage securities;

      o     SMRS, which are stripped mortgage-related securities;

      o     CMOs, which are collateralized mortgage obligations;

      o GNMA certificates, which are securities issued by the Government National Mortgage Association or GNMA;

      o FNMA certificates, which are securities issued by the Federal National Mortgage Association or FNMA; and

      o FHLMC certificates, which are securities issued by the Federal Home Loan Mortgage Corporation or FHLMC.

Non-U.S. fixed-income securities consist of foreign government securities and securities issued by non-U.S. companies.

Qualifying bank deposits are certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A under the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

RATING AGENCIES and RATED SECURITIES

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Higher quality commercial paper is commercial paper rated at least Prime-2 by Moody's, A-2 by S&P, or F2 by Fitch.

Lower-rated securities are fixed-income securities rated Ba or BB or below, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

NRSRO is a nationally recognized statistical rating organization.

Prime commercial paper is commercial paper rated Prime-1 or higher by Moody's, A-1 or higher by S&P, or F1 by Fitch.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Portfolio's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Portfolio may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Portfolio can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Portfolio's strategies, investments, and risks can be found in the Portfolios' Statement of Additional Information or SAI.

o Except as noted, the Portfolios' investment objectives and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment; changes in the market value of securities in a Portfolio after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitations. Also, those limits may in some cases be exceeded to a non-material extent without this Prospectus being supplemented.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

AllianceBernstein U.S. Value Portfolio
AllianceBernstein U.S. Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of U.S. companies, emphasizing investments in companies that Bernstein determines are undervalued, using a fundamental value approach. This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. Bernstein relies heavily on the fundamental analysis and research of its large internal research staff in making investment decisions for the Portfolio. These investment decisions are the result of the multi-step process described below.

Bernstein's fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts follows a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000(TM) Value Index.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Portfolio. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A committee composed of senior investment professionals (the "Investment Policy Group" or "IPG") reviews all analyst research performed for the Portfolio. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG ensures that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein thus derives an expected rate of return. The senior investment professionals involved in the fundamental value approach then factor into this analysis the risk attributes of each company for purposes of re-ranking the companies. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein ranks each security on a risk adjusted basis, in an effort to minimize overall Portfolio volatility.

The Portfolio does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Portfolio. The Portfolio will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

AllianceBernstein U.S. Large Cap Growth Portfolio
AllianceBernstein U.S. Large Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The Portfolio thus differs from more typical equity mutual funds by focusing on a relatively small number of intensively researched companies.

Under normal circumstances, the Portfolio invests in at least 80% of its net assets in equity securities of large-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "large capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $525 million to almost $354 billion as of September 30, 2004, the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

Within the investment framework of the Portfolio, Alliance's Large Cap Growth Group has responsibility for managing the Portfolio. In selecting the Portfolio's investments, this Group will follow a structured, disciplined research and investment process as described below.

Alliance relies heavily on the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of approximately 500 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on identifying companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance also looks for companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Portfolio will remain substantially invested in equity securities and will not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline.

AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Real Estate Investment Portfolio seeks a total return from a combination of income and long-term growth of capital by investing primarily in equity securities of U.S. and non-U.S. issuers that are primarily engaged in or related to the real estate industry.

The Portfolio normally invests at least 80% of its net assets in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Portfolio invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Portfolio may invest up to 20% of its net assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These securities are described under "Description of Additional Investment Practices."

In selecting Real Estate Equity Securities, Bernstein's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend-paying capability. Bernstein believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Portfolio will purchase Real Estate Equity Securities when, in the judgment of Bernstein, their market price does not adequately reflect this potential. In making this determination, Bernstein will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend-payment history, and such other factors that Bernstein may determine from time to time to be relevant. Bernstein will attempt to purchase for the Portfolio Real Estate Equity Securities of companies whose underlying portfolios are diversified globally and by property type.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

The Portfolio's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of Real Estate Equity Securities. Value and management further distinguishes the most attractive Real Estate Equity Securities. The Portfolio's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. Bernstein believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets diversified globally and by property type.

To implement the Portfolio's research and investment process, Bernstein has retained the consulting services of CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States. CBRE's business includes real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. As consultant to Bernstein, CBRE provides access to its proprietary model, REIT-Score, which analyzes thousands of properties. Using proprietary databases and algorithms, CBRE analyzes local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits.

Once the universe of real estate industry companies has been distilled through the market research process, CBRE's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific location, condition, and sub-market trends. CBRE's use of locally based real estate professionals provides Bernstein with a window on the operations of the portfolio companies as information can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for investment by the Portfolio.

Bernstein further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Bernstein makes extensive use of CBRE's network of industry analysts in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

The Portfolio may invest in short-term investments including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Portfolio may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as determined by Bernstein. The Portfolio expects that it will not retain a debt security that is downgraded below BBB or Baa or, if unrated, determined by Bernstein to have undergone similar credit-quality deterioration, subsequent to purchase by the Portfolio.

Because the Portfolio invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

The Portfolio's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Portfolio will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities. The Portfolio's investments in REMICs, CMOs and other types of mortgage-backed securities may be subject to special risks that are described under "Description of Additional Investment Practices."

AllianceBernstein International Value Portfolio
AllianceBernstein International Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. The Portfolio normally invests in companies in at least three countries other than United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Portfolio's investment policies emphasize investment in companies that Bernstein determines are undervalued, using a fundamental value approach. This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. Bernstein relies heavily on the fundamental analysis and research of its large internal research staff in making investment decisions for the Portfolio. Investment decisions are the result of the multi-step process described below.

Bernstein's fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. The research staff begins with a global research universe of approximately 4,000 international and emerging market companies. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Portfolio. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A group of senior investment professionals, including the Portfolio's portfolio managers, carefully reviews the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.

Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, each company is then ranked in the order of disparity between its intrinsic economic value and its stock price, with companies having the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued).

The Portfolio does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Portfolio. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks to minimize overall Portfolio volatility by favoring those top ranked securities that also tend to diversify the Portfolio's risk.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Investment decisions concerning currencies are made independently of equity investments, and may be used to hedge the currency exposure resulting from securities positions.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

AllianceBernstein International Growth Portfolio
AllianceBernstein International Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of a limited number of large, carefully selected, high-quality non-U.S. companies that Alliance believes are likely to achieve superior earnings growth. The Portfolio makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

Normally, about 60 companies will be represented in the Portfolio, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Portfolio's net assets. The Portfolio thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. Alliance expects that the market capitalization of the companies represented in the Portfolio will generally be in excess of $3 billion.

Within the investment framework of the Portfolio, Alliance's International Large Cap Growth Group has responsibility for managing the Portfolio. In selecting the Portfolio's investments, this Group will follow a structured, disciplined research and investment process as described below.

Alliance relies heavily on the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 1200 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on identifying companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance continually adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. The majority of the equity securities purchased for the Portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Portfolio usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Portfolio's emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Portfolio diversifies its investments among at least four, and usually considerably more, countries. To the extent that the Portfolio concentrates more than 15% of its total assets within one region or country, the Portfolio may be subject to any special risks associated with that region or country. During such times, the Portfolio would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Portfolio may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Portfolio normally will not make significant use of currency hedging strategies.

In managing the Portfolio, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Portfolio's positions. To the extent consistent with local market liquidity considerations, the Portfolio will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Portfolio will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, Alliance tends to add to positions on price weakness and sell into price strength, all else being equal and assuming company fundamentals are intact. Alliance uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline.

AllianceBernstein Short Duration Bond Portfolio
AllianceBernstein Short Duration Bond Portfolio seeks to provide a moderate rate of income that is subject to taxes. The Portfolio may invest in many types of debt securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the US Dollar. The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

The Portfolio may invest in medium-quality securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by Alliance to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BBB by Moody's, S&P and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration.

Unrated securities may be purchased by the Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

Alliance may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. Alliance may moderately shorten the average duration of the Portfolio when they expect interest rates to rise and modestly lengthen the average duration when they anticipate that rates will fall.

The Portfolio seeks to maintain an overall effective duration of one to three years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

To identify attractive bonds for the Portfolio, Alliance evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, Alliance may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

AllianceBernstein Intermediate Duration Bond Portfolio
AllianceBernstein Intermediate Duration Bond Portfolio seeks to provide a moderate to high rate of income that is subject to taxes. The Portfolio may invest in many types of debt securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as other securities of U.S. and non-U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the US Dollar. The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

The Portfolio may invest in medium-quality securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. The Portfolio also may invest up to 10% of its total assets in debt securities rated BB by national rating agencies at the time of purchase. The Portfolio will not purchase securities rated below BB- at time of purchase. If a security has a split rating, then the Portfolio will use the rating deemed by Alliance to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BB-by Moody's, S&P and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration.

Unrated securities may be purchased by the Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

Alliance may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. Alliance may moderately shorten the average duration of the Portfolio when they expect interest rates to rise and modestly lengthen the average duration when they anticipate that rates will fall.

The Portfolio seeks to maintain an overall effective duration of four to seven years under normal market conditions. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. For example, if the Portfolio's duration is around five years, it will lose about 5% in principal should interest rates rise 1% and gain about 5% in principal should interest rates fall 1%.

To identify attractive bonds for the Portfolio, Alliance evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, Alliance may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

Because prices of intermediate bonds are more sensitive to interest-rate changes than those of shorter duration bonds, this Portfolio has greater interest-rate risk than the AllianceBernstein Short Duration Bond Portfolio.

AllianceBernstein TIPS Portfolio
AllianceBernstein TIPS Portfolio seeks a total return that exceeds the rate of inflation over the long term with income that is subject to taxes by investing primarily in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities and mortgage-related securities, as well as other securities of U.S. and non-U.S. issuers.

The Portfolio may invest in medium-quality securities rated A or Baa by Moody's, or A or BBB by S&P or Fitch. The Portfolio also may invest up to 10% of its total assets in debt securities rated BB by national rating agencies at the time of purchase. The Portfolio will not purchase securities rated below BB- at time of purchase. If a security has a split rating, then the Portfolio will use the rating deemed by Alliance to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BB-by Moody's, S&P and Fitch, or if unrated, determined by Alliance to have undergone similar credit quality deterioration.

Unrated securities may be purchased by the Portfolio when Alliance believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

Alliance manages the Portfolio to have similar overall interest rate risk to the Lehman Brothers U.S. TIPS 1-10 year Index. As of September 30, 2004, the index's duration was approximately 5.7 years. To calculate average portfolio duration, Alliance includes the duration of inflation-indexed portfolio securities with respect to changes in real interest rates and the duration of non-inflation-indexed portfolio securities with respect to changes in nominal interest rates.

To identify attractive bonds for the Portfolio, Alliance evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, Alliance may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

Inflation-indexed bonds tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. In response to market, economic, political, or other conditions, Alliance may temporarily use a different investment strategy for defensive purposes. If Alliance does so, different factors could affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

AllianceBernstein Small-Mid Cap Value Portfolio
AllianceBernstein Small-Mid Cap Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities with relatively smaller market capitalizations as compared to the overall U.S. equity market. This means that under normal market conditions the Portfolio will invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 2500(TM) Value Index. While the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from $30 million to approximately $5.2 billion as of September 30, 2004, the Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. The Portfolio's investment policies emphasize investments in companies that are determined by Bernstein to be undervalued, using a fundamental value approach.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Portfolio, Bernstein relies heavily on its fundamental analysis and research of its large internal research staff. These investment decisions are the result of the multi-step process described below.

Bernstein's fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Bernstein's research staff of analysts follows a primary research universe of approximately 2500 largely domestic smaller companies. From this universe, Bernstein, on a daily basis, applies a quantitative screening process that examines a number of factors, such as the price to earnings ratio, price to book ratio to target approximately 500 companies for further analysis by the research staff and the Portfolio's portfolio managers. Bernstein then prepares its own earnings estimates and financial models for companies within this targeted group.

Forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, Alliance and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

The Portfolio's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions. The Portfolio's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Portfolio. Bernstein seeks to manage overall Portfolio volatility relative to the Russell 2500 by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of companies that comprise the lowest 20% of the total U.S. market capitalization, such as financial services and consumer services, the Portfolio may also invest significantly in these companies.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

AllianceBernstein Small-Mid Cap Growth Portfolio
AllianceBernstein Small-Mid Cap Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities with relatively smaller market capitalizations as compared to the overall U.S. equity market. This means that under normal market conditions the Portfolio will invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, small- and mid-cap companies are defined as companies that have, at the time of purchase, market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market caps of companies in the Russell 2500(TM) Growth Index ranged from $67 million to $6.7 billion as of September 30, 2004. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets. The Portfolio's investment policies emphasize investments in companies with strong earnings growth potential.

Alliance believes strong and improving company fundamentals, especially earnings, drive superior small- and mid-cap growth stock returns. While Alliance believes market inefficiencies can exist in the short-term, ultimately a stock's price comes to reflect its expected earnings growth. Such inefficiencies exist across the capitalization spectrum, but are more prevalent in the small- and mid-cap market where there is a general dearth of in-depth research and a greater inefficiency of information flow relative to the large cap market. Therefore, Alliance believes that research-driven stock selection is a critical driver of returns over the long term.

Alliance's Small Cap Growth Team (the "Team") employs a highly disciplined stock selection process that combines in-depth fundamental research with quantitative analysis to identify high quality, rapidly growing companies with strong earnings growth potential. The Team is comprised of experienced sector portfolio analyst/managers, including resources devoted to quantitative analysis. The portfolio analyst/managers each have primary responsibility for research and stock selection within their particular sectors of expertise, but will also draw on the broader growth resource efforts of Alliance from time to time.

The Team first uses quantitative screens, growth screens, and industry sources to narrow the initial small- and mid-cap universe of approximately 1,200 stocks to a small- and mid-cap working universe of approximately 400 stocks. Stocks within the working universe are then ranked from both a fundamental and a quantitative standpoint with the rankings normalized by sector.

The Team intensively researches the stocks in the working universe and also draws upon Alliance's deep fundamental research resources. Meetings with company managements serve as one of the most critical aspects of this research process. Thus, the Team typically conducts over 1,000 research meetings with company managements each year. The Team summarizes their fundamental research findings by ranking companies based on expected return for a six- to 18 month time horizon. This fundamental ranking significantly drives our overall view of a stock's attractiveness.

Additionally, the Team uses a proprietary earnings momentum model to rank stocks from a quantitative standpoint using inputs that include earnings revision, earnings momentum, earnings acceleration, and earnings surprise. These inputs are used to determine the quantitative ranking of all stocks.

The Team combines the fundamental and quantitative rankings to arrive at a final overall score for each stock. The combined stock ranks fall into one of three categories--buy, neutral or sell. Typically, the top 30% of these stocks represent buy candidates. The final portfolio typically holds approximately 60-90 stocks broadly diversified by sector. The portfolio analyst/managers also consider various factors, including liquidity, fundamental catalysts, and broader portfolio objectives, when determining which stocks to purchase. Based upon additional portfolio construction considerations, the Portfolio may invest up to 10% of its assets in companies not included in its working universe.

The Team's sell discipline is also focused on fundamentals. Security positions may be reduced or sold because, among other things, a stock has become fully valued or there has been a change in the company's growth prospects or other fundamentals. Any stock that falls into the sell category (bottom 30%) will be sold subject to risk management and market conditions. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security. The Portfolio will seek to control its stock-specific risk related to market cap appreciation by limiting position sizes to no more than 5% of the Portfolio's assets.

The Portfolio invests principally in equity securities, but may also invest from time to time in preferred stocks. The Portfolio may also invest from time to time in exchange-traded mutual funds and stock index futures to help manage cash flows. The Portfolio also may invest in the securities of non-U.S. issuers listed on a U.S. exchange.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

Each of the Portfolios also may:

o Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;
o Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;
o     Enter into foreign currency exchange contracts;
o     Enter into swap transactions;
o     Enter into repurchase agreements and reverse repurchase agreements;
o     Enter into standby commitment agreements;
o     Invest in convertible securities;
o     Invest up to 15% of its total assets in illiquid securities;
o Invest in the securities of supranational agencies and other "semi-governmental" issuers;
o Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales; and
o Make secured loans of portfolio securities of up to 33 1/3% of its total assets.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

o     Invest up to 20% of its total assets in rights and warrants; and
o Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, and the AllianceBernstein TIPS Portfolio each also may:

o     Invest in variable, floating, and inverse floating rate investments; and
o     Invest in zero coupon and interest-only or principal-only securities.

This section describes the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section.

Non-Publicly Traded Securities
Each Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under the Federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable Federal and state securities laws, or may be able to sell them only at less than fair market value. Investment in these securities is restricted to 5% of a Portfolio's total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the Portfolios' restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. For additional information, see the SAI.

Real Estate Investment Trusts (REITs)
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

Mortgage-Backed Securities and Related Risks
Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Portfolio that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Variable, Floating and Inverse Floating Rate Securities
These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some of these securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates. Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Asset-Backed Securities
Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Currency Swaps
Currency swaps involve the individually negotiated exchange by a Portfolio with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Portfolio will have contractual remedies under the transaction agreements.

Convertible Securities
Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Zero-Coupon and Payment-in-Kind Bonds
Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Options and Futures
Options on Securities
An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is used for cross-hedging purposes if a Portfolio does not own the underlying security, and is designed to provide a hedge against a decline in value in another security that the Portfolio owns or has the right to acquire. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss equal to the premium paid for the option.

If an option written by a Portfolio were exercised, the Portfolio would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Portfolio at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Portfolio retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Portfolio's turnover rate, especially during periods when market prices of the underlying securities appreciate. Options purchased or written by a Portfolio in negotiated transactions are illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Options on Securities Indices
An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Non-U.S. Currencies
As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell non-U.S. currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. For Portfolios that may invest in options on non-U.S. currencies, see the Portfolios' SAI for further discussion of the use, risks, and costs of options on non-U.S. currencies.

Futures Contracts and Options on Futures Contracts
A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

Options on futures contracts are options that, upon exercise, call for the delivery of futures contracts (or cash payments based on the value of futures contracts). Options on futures contracts written or purchased by the Portfolio will be traded on exchanges worldwide or over the counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Portfolio's securities or adversely affect the prices of securities which the Portfolio intends to purchase at a later date.

A Portfolio will engage in transactions in futures contracts and options on futures contracts only to the extent the transactions constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission. A Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Portfolio and the currencies and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of its total assets.

General
The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (ii) the Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options, futures and forward contract transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Portfolio for U.S. federal income tax purposes.

Loans of Portfolio Securities
Each Portfolio may lend portfolio securities amounting to not more than 33 1/3% of its total assets. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income from the securities. The Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. Each Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Repurchase Agreements
A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements.

Rights and Warrants
A Portfolio will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Forward Commitments
Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a

"when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but a Portfolio may negotiate settlements beyond three months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Portfolio to protect against anticipated changes in exchange rates, interest rates and/or prices. If Alliance were to forecast incorrectly the direction of exchange rate, interest rate, and price movements, a Portfolio might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Portfolio assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value.

Forward Non-U.S. Currency Exchange Contracts
A Portfolio may purchase or sell forward non-U.S. currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward non-U.S. currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Portfolio may enter into a forward non-U.S. currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Portfolio will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Portfolio's transactions in that currency. When Alliance believes that a non-U.S. currency may suffer a substantial decline against the U.S. Dollar, a Portfolio may enter into a forward sale contract to sell an amount of that non-U.S. currency approximating the value of some or all of the Portfolio's securities denominated in such non-U.S. currency, or when Alliance believes that the U.S. Dollar may suffer a substantial decline against a non-U.S. currency, a Portfolio may enter into a forward purchase contract to buy that non-U.S. currency for a fixed dollar amount ("position hedge"). A Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Portfolio may, in the alternative, enter into a forward non-U.S. currency exchange contract to sell a different non-U.S. currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward non-U.S. currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such forward non-U.S. currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Illiquid Securities
Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Portfolio may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Portfolio's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Portfolio.

A Portfolio that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are the securities of non-U.S. issuers, there is no law in many of the countries in which a Portfolio may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded securities of non-U.S. issuers.

Portfolio Turnover
The Portfolios are actively managed and, in some cases in response to market conditions, a Portfolio's turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

Future Developments
A Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Temporary Defensive Position
For temporary defensive purposes, each Portfolio may reduce its position in equity securities or intermediate- and long-duration debt securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Portfolio) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Portfolios that may invest in non-U.S. countries, such securities also may include short-term, non-U.S.-currency denominated securities of the type mentioned above issued by non-U.S. governmental entities, companies, and supranational organizations. While the Portfolios are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in the Portfolios involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Portfolio Reallocation Risk
From time to time, the Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios' feeder funds, as recommended by Alliance. These transactions will affect the Portfolios since Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Portfolios that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio performance to the extent that the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Alliance will at all times monitor the impact of reallocations or rebalancings on the Portfolios, but Alliance may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the funds that invest in them.

Currency Considerations
Those Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. These changes will affect a Portfolio's net assets, distributions and income. If the value of the foreign currencies in which a Portfolio receives income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, a Portfolio may be required to liquidate securities in order to make distributions if the Portfolio has insufficient cash in U.S. Dollars to meet the distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Portfolio may engage in certain currency hedging transactions, as described above, which involve certain special risks.

Securities of Non-U.S. Issuers
The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio whose investments includes securities of non-U.S. issuers may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Portfolio to adopt special procedures that may involve additional costs to a Portfolio These factors may affect the liquidity of a Portfolio's investments in any country and Alliance will monitor the effect of any such factor or factors on a Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in securities of non-U.S. issuers than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a non-U.S. country and the Portfolio's investments. In such events, a Portfolio could lose its entire investment in the country involved. In addition, laws in non-U.S. countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

Non-U.S. Fixed-Income Obligations
To the extent that they invest in non-U.S. fixed-income obligations, certain of the Portfolios are subject to increased credit risk because of the difficulties of requiring non-U.S. entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of non-U.S. governments and other issuers are already in default. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. As a result, a Portfolio may be unable to obtain or enforce judgments against non-U.S. entities.

Fixed-Income Securities
The value of each Portfolio's shares will fluctuate with the value of its investments. The value of each Portfolio's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

In periods of increasing interest rates, each of the Portfolios may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Inflation-Indexed Bonds
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Fixed-Income Securities Rated Baa and BBB
Securities rated Baa or BBB or below are considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher-rated securities. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

Investment in Lower-Rated Fixed-Income Securities
Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal. Such securities may have small assurance of interest and principal payments.

Unrated Securities
Unrated securities will also be considered for investment by the AllianceBernstein Short Duration Bond Portfolio,

AllianceBernstein Intermediate Duration Bond Portfolio and AllianceBernstein TIPS Portfolio when Alliance believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.

The Real Estate Industry
Although AllianceBernstein Real Estate Investment Portfolio does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to global and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to a greater extent.

In addition, if AllianceBernstein Real Estate Investment Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio owns, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company. Investments by the Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than larger capitalization stocks.

To the extent that the portfolio invests in global REITs, the portfolio will also be subject to non-U.S. issuer risk and currency risk.

Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Portfolio may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Portfolio's Adviser is Alliance Capital Management L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of September 30, 2004 totaling approximately $487 billion (of which approximately $162 billion represented assets of investment companies). As of September 30, 2004, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 39 of the nation's FORTUNE 100 companies), for public employee retirement funds in 40 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance, comprising 125 separate investment portfolios, currently have approximately 6.8 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Portfolio. The Portfolio pays no advisory or other fees for these services.

Alliance may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors, for which it may receive management fees. Certain other clients of Alliance may have investment objectives and policies similar to those of the Portfolios. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Portfolios. When two or more of the clients of Alliance (including the Portfolios) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. Although the Portfolios may use brokers who sell shares of the Portfolios to effect portfolio transactions, the Portfolios do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions

PORTFOLIO MANAGERS

The day-to-day management of and investment decisions for the AllianceBernstein U.S. Value Portfolio are made by the U.S. Value Investment Policy Group, which is comprised of senior U.S. Value Investment Team members. The U.S. Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein U.S. Value Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein U.S. Large Cap Growth Portfolio are made by the Large Cap Growth Investment Team, which is comprised of senior Large Cap Growth Investment Team members. The Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein U.S. Large Cap Growth Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Real Estate Investment Portfolio are made by the REIT Investment Policy Group, which is comprised of senior REIT Investment Team members. The REIT Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein Real Estate Investment Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein International Value Portfolio are made by the International Value Investment Policy Group, which is comprised of senior International Value Team members. The International Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein International Value Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein International Growth Portfolio are made by the International Large Cap Growth Portfolio Oversight Group, which is comprised of senior International Large Cap Growth Group members. The International Large Cap Growth Portfolio Oversight Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein International Growth Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Short Duration Bond Portfolio are made by the Low Duration Team, which is comprised of senior Low Duration Team members. The Low Duration Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein Short Duration Bond Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Intermediate Duration Bond Portfolio are made by the U.S. Investment Grade Core Fixed Income Team, which is comprised of senior Core Fixed Income Team members. The Core Fixed Income Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein Intermediate Duration Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein TIPS Portfolio are made by the Liquid Markets Team within the U.S. Investment Grade Core Fixed Income Team, which is comprised of senior Core Fixed Income Team members. The Core Fixed Income Team relies heavily on the economic and quantitative analysis and research of the Adviser's internal research staff. Greg J. Wilensky is principally responsible for making investment recommendations for the AllianceBernstein TIPS Portfolio. Mr. Wilensky, a Vice President of Alliance Capital Management Corporation ("ACMC"), has been responsible for the Portfolio since its inception, and has been employed at ACMC for the past five years.

The day-to-day management of and investment decisions for the AllianceBernstein Small-Mid Cap Value Portfolio are made by the Small Cap Value Investment Policy Group, which is comprised of senior Small Cap Value Team members. The Small Cap Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making investment recommendations for the AllianceBernstein Small-Mid Cap Value Portfolio.

The day-to-day management of and investment decisions for the AllianceBernstein Small-Mid Cap Growth Portfolio are made by the Small Cap Growth Investment Team, which is comprised of senior Small Cap Growth Team members. The Small Cap Growth Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the AllianceBernstein Small-Mid Cap Growth Portfolio.

LEGAL PROCEEDINGS

As has been previously reported in the press, the Staff of the New York State Attorney General ("NYAG") and the Commission have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Order. According to the Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; however, it is not expected that the Portfolios will have their advisory fees reduced pursuant to a final, definitive agreement with the NYAG; and

(iii) Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Order contemplates that Alliance's registered investment company clients will introduce governance and compliance changes.

A special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations.

In addition, the Independent Directors of the AllianceBernstein Mutual Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Portfolio et al. (the "Hindo Complaint"), was filed against Alliance; Alliance Capital Management Holding, L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Funds shares, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held in the Portfolios to proved for sufficient liquidity and could also have an adverse effect on the investment performance of the Portfolios.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE PORTFOLIOS VALUE THEIR SHARES

Each Portfolio's net asset value or NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Portfolio.

The Portfolios value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Portfolios expect to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Portfolios may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Portfolios believe that non-U.S. security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Portfolios may frequently value many of their non-U.S. equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, Alliance has the responsibility for valuing each Portfolio's assets. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

Orders for purchase or sale of shares are priced at the next NAV calculated after the order is received and confirmed in proper form by the Portfolio.

HOW TO BUY SHARES

Shares of the Portfolios are offered exclusively to mutual funds advised by and certain other institutional clients of Alliance. A Portfolio's shares may be purchased at the relevant net asset value without a sales charge or other fee.

Other Purchase Information
Purchases of a Portfolio's shares will be made only in full shares. Certificates for shares will not be issued.

The Portfolios may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons.

HOW TO SELL SHARES

Investors may "redeem" shares on any day the Exchange is open. Redemption requests for Portfolio shares are effected at the next-determined NAV, after the Portfolio receives your sales request in proper form. A redemption request received by the Portfolio prior to 4:00 p.m., Eastern time, on a day the Portfolio is open for business is effected on that day. A redemption request received after that time is effected on the next business day.

Each Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the federal securities laws.

Shares of the Portfolios will be held only by mutual funds advised by and certain other institutional clients of Alliance. Each Portfolio reserves the right to redeem shares of any investor at the then-current value of such shares (which will be paid promptly to the investor) if the investor ceases to be a qualified investor, as determined by Alliance. Affected investors will receive advance notice of any such mandatory redemption.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Portfolio on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the Portfolio. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. Shareholders may make an election to receive dividends and distributions in cash at the time of purchase. This election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

While it is the intention of each Portfolio to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any such dividend or distribution must necessarily depend upon the realization by the Portfolio of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. The final determination of the amount of a Portfolio's return of capital distributions for the period will be made after the end of each calendar year.

For federal income tax purposes, each Portfolio's distributions of net income (or short-term capital gains) will be taxable as ordinary income. Distributions of long-term capital gains generally will be taxable as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes. Whether distributions of gains are taxable to a shareholder at long-term capital gains rates or short-term capital gains rates will not depend on the shareholder's holding period in shares of the Portfolio, but rather on the Portfolio's holding period in assets giving rise to the gains.

Under certain circumstances, if a Portfolio realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Portfolio. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Portfolios' SAI for a further explanation of these tax issues.

Investment income received by a Portfolio from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source.

The Portfolios' investments in certain debt obligations may cause them to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolios could be required to sell other investments in order to satisfy their distribution requirements.

If an investor buys shares just before a Portfolio deducts a distribution from its NAV, the investor will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Portfolio will send its shareholders tax information stating the amount and type of all its distributions for the year. Shareholders should consult their tax adviser about the federal, state, and local tax consequences in their particular circumstances.

--------------------------------------------------------------------------------
                                   APPENDIX A
                                  BOND RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.    An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

3.    There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS SERVICES

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

 AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

 BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt.
     However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

  B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

 CC--Debt rated CC is currently highly vulnerable to nonpayment.

  C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

  D--The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 NR--Not rated.

FITCH RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
     The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

 AA--Bonds considered to be investment grade and of very high credit quality.
     The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

  A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
     The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

 BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

 CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

 NR--Indicates that Fitch does not rate the specific issue.

For more information about the Portfolios, the following documents are available upon request:

Statement of Additional Information (SAI)
The Portfolios' SAI contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:  Alliance Global Investor Services
          P.O. Box 786003
          San Antonio, TX 78278-6003

By phone: For Information: (800) 221-5672
          For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102.

You also may find more information about Alliance on the Internet at: www.Alliancecapital.com.


Investment Company Act File No.

                   THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS:

                     ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO
                ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO
               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
                 ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO
             ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO
                        ALLIANCEBERNSTEIN TIPS PORTFOLIO
                 ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO
                ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO
             (each a "Portfolio" and collectively, the "Portfolios")

--------------------------------------------------------------------------------

                     Alliance Global Investor Services, Inc.
                 P.O. Box 786003, San Antonio, Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                     [date]

--------------------------------------------------------------------------------

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' current prospectus (the
"Prospectus") dated [          ], as revised or supplemented from time to time.
Copies of the Prospectus may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS

INVESTMENT POLICIES AND PRACTICES                                             3

INVESTMENT RESTRICTIONS                                                      22

MANAGEMENT OF THE PORTFOLIOS                                                 24

PORTFOLIO TRANSACTIONS                                                       30

EXPENSES OF THE PORTFOLIOS                                                   31

PURCHASE OF SHARES                                                           33

REDEMPTION OF SHARES                                                         33

NET ASSET VALUE                                                              34

DIVIDENDS, DISTRIBUTIONS AND TAXES                                           36

GENERAL INFORMATION                                                          42

FINANCIAL STATEMENTS                                                         46

APPENDIX A - Corporate Bond Ratings                                          A-1

APPENDIX B - Policies and Procedures for Voting Proxies                      B-1

--------------------------------------------------------------------------------
                        INVESTMENT POLICIES AND PRACTICES
--------------------------------------------------------------------------------

      The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectus. The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein TIPS Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio are each a series of The AllianceBernstein Pooling Portfolios (the "Trust").

Stripped Mortgage-Related Securities

      Each Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

      Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Foreign Currency Exchange Transactions

      Each Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. Alliance Capital Management L.P. (the "Adviser") expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

      The Portfolios may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

      If conditions warrant, the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

      For transaction hedging purposes, the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

      Each Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, each Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currency on a spot basis.

      A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Portfolio.

Repurchase Agreements

      The repurchase agreements referred to in the Portfolios' Prospectus are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security,
(b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Non-Publicly Traded Securities

      The Portfolios may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is subject to the restriction against investing more than 15% of total assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of a Portfolio's investment in Rule 144A Securities.

Descriptions of Certain Money Market Securities in Which the Portfolios May
Invest

      CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

      Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

      Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

      COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

      VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Portfolios have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Portfolios' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Portfolios consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P, Fitch, or Duff & Phelps.

Asset-Backed Securities

      The Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

      The staff of the Securities and Exchange Commission (the "SEC") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Portfolios intend to conduct their operations in a manner consistent with this view; therefore, the Portfolios generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.

Lending of Securities

      The Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33 1/3% of a Portfolio's total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities

      Each Portfolio may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

      A Portfolio will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy.

      Although neither of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

Options

      OPTIONS ON SECURITIES. Each Portfolio may write and purchase call and put options on securities. Each Portfolio intends to write only covered options. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Portfolio will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

      Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Portfolio to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by a Portfolio, provided that another option on such securities is not written. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

      A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

      A Portfolio may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call a Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

      Each of the Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

      By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

      Each of the Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

      A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio and the Portfolio will suffer a loss on the transaction to the extent of the premium paid.

      Each Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

      OPTIONS ON SECURITIES INDEXES. Each Portfolio may write (sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Portfolio is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

      A Portfolio may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Portfolio's security holdings.

      The purchase of call options on securities indexes may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

Futures Contracts and Options on Futures Contracts

      FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

      Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

      Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

      Each Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

      Conversely, the Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      The Portfolios may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

      OPTIONS ON FUTURES CONTRACTS. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Portfolio's portfolio. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Portfolio's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      The Portfolios may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

Forward Foreign Currency Exchange Contracts

      Each Portfolio may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolios intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Portfolio seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. A Portfolio also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Portfolios may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

      If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

      Each Portfolio has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Portfolio will segregate and mark to market liquid assets in an amount at least equal to the Portfolio's obligations under any Forward Contracts.

Options on Foreign Currencies

      Each Portfolio may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      Each Portfolio may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Risk Factors in Options, Futures and Forward Transactions

      RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S INVESTMENTS. The Portfolios' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

      It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

      The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

      The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option.

      Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

      If a Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash in such securities, the Portfolio faces the risk that the market may instead decline. If the Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

      In writing a call option on a security, foreign currency, index or Futures Contract, a Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Portfolio writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Portfolio's portfolio securities.

      The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Portfolio's portfolio. When a Portfolio writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

      When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium the Portfolio receives. Moreover, by writing an option, a Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

      In the event of the occurrence of any of the foregoing adverse market events, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

      With respect to the writing of straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.

Such transactions, therefore, while creating an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

      If any of the foregoing adverse market events occurs, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

      POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolios' ability to hedge their portfolios effectively, and could result in trading losses.

      The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

      The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

      MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Portfolios purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Portfolio or decreases in the prices of securities the Portfolio intends to acquire. When a Portfolio writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

      TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

      RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Portfolio assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

      RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

      Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolios from responding to such events in a timely manner.

      Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

      Unlike transactions entered into by the Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

      In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

      Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

      Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts

      Under applicable regulations, when a Portfolio enters into transactions in Futures Contracts and options on Futures Contracts, that Portfolio is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, a Portfolio may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Portfolio's total assets. Each Portfolio has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Portfolio's total assets. Moreover, a Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Economic Effects and Limitations

      Income earned by a Portfolio from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Portfolio, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

      No Portfolio will "over-hedge," that is, a Portfolio will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

      Each Portfolio's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to use these instruments effectively for the purposes set forth above.

      The Portfolios' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Portfolio's book income

(upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Portfolio's book income may be required to be made in order to meet tax requirements.

Future Developments

      The foregoing discussion relates to each Portfolio's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the investment policies of each Portfolio set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

      Each Portfolio has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of a Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

      The Portfolios may not:

      (1) Make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities representing not more than 33 1/3% of its total assets; or
(c) the use of repurchase agreements;

      (2) Borrow money or issue senior securities except to the extent permitted by the 1940 Act;

      (3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

      (4) Invest in companies for the purpose of exercising control;

      (5) (a) Purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Portfolio may invest; or (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing);

      (6) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, a Portfolio may be deemed to be an underwriter under certain Federal securities laws; or

      (7) Invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Portfolio's total assets may be invested without regard to this restriction.

      Except for the AllianceBernstein Real Estate Investment Portfolio, the Portfolios may not invest more than 25% of its total assets in the securities of any one industry.

      Whenever any investment restriction states a maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

      In addition, the following is a description of policies which certain Portfolios have adopted that are not fundamental and may be changed by the Portfolio upon 60 days' prior notice to the shareholders. As indicated in the Prospectus, certain Portfolios have investment policies that, under normal circumstances, subject them to additional investment restrictions. For purposes of these policies, net assets includes any borrowings for investment purposes.

      AllianceBernstein U.S. Large Cap Growth Portfolio must invest at least 80% of its net assets in equity securities of large-capitalization companies. For these purposes, "large capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index, which ranged from $525 million to almost $354 billion as of September 30, 2004.

      AllianceBernstein Real Estate Investment Portfolio must invest at least 80% of its net assets in the equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties.

      AllianceBernstein Short Duration Bond Portfolio and AllianceBernstein Intermediate Duration Bond Portfolio each must invest at least 80% of their net assets in fixed-income securities.

      AllianceBernstein TIPS Portfolio must invest at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

      AllianceBernstein Small-Mid Cap Value Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 2500(TM) Value Index, which as of September 30, 2004 ranged from $30 million to approximately $5.2 billion.

      AllianceBernstein Small-Mid Cap Growth Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, small- and mid-cap companies are defined as companies that have, at the time of purchase, market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market caps of companies in the Russell 2500(TM) Growth Index ranged from $67 million to $6.7 billion as of September 30, 2004

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

The Adviser

      Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Portfolios under the supervision of the Trust's Board of Trustees (see "Management of the Fund" in the Prospectus).

      Alliance is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2004, Alliance Capital Management Holding, L.P. ("Holding"), a Delaware limited partnership, owned approximately 31.5% of the issued and outstanding units of limited partnership interest in Alliance ("Alliance Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange ("Exchange") under the ticker symbol "AC." Alliance Units do not trade publicly and are subject to significant restrictions on transfer. Alliance Capital Management Corporation ("ACMC") is the general partner of both Alliance and Holding. ACMC owns 100,000 general partnership units in Holding and a 1% general partnership interest in Alliance. ACMC is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.

      As of March 31, 2004, AXA, AXA Financial, AXA Equitable Life Insurance Company of the United States ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 57.3% of the issued and outstanding Alliance Units and approximately

1.8% of the issued and outstanding Holding Units that, including the general partnership interests in Alliance and Holding, represent an economic interest of approximately 58.4% in Alliance. As of March 31, 2004, SCB Partners, Inc., a wholly-owned subsidiary of SCB, Inc., beneficially owned approximately 9.7% of the issued and outstanding Alliance Units.

      AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. Equitable is an indirect wholly-owned subsidiary of AXA Financial.

      Based on information provided by AXA, as of February 1, 2004, approximately 16.89% of the issued ordinary shares (representing 27.55% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of February 1, 2004, 71.11% of the shares (representing 80.36% of the voting power) of Finaxa were owned by three French mutual insurance companies (the "Mutuelles AXA") and 21.32% of the shares of Finaxa (representing 12.80% of the voting power) were owned by BNP Paribas, a French bank. As of February 1, 2004, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.17% of the issued ordinary shares (representing 32.94% of the voting power) of AXA.

Investment Advisory Agreement and Expenses

      The Adviser serves as investment manager and adviser of each of the Portfolios and continuously furnishes an investment program for each Portfolio and manages, supervises and conducts the affairs of each Portfolio, subject to the supervisions of the Trust's Board of Trustees. The Investment Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Trust for, office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

      Under the terms of the Investment Advisory Agreement, the Portfolios pay no advisory fees to the Investment Adviser.

      The Investment Advisory Agreement was approved by the unanimous vote, cast in person, of the Trust's Trustees, including the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party, at a meeting called for such purpose and held on [date]. The Investment Advisory Agreement became effective with respect to the Trust on [date]. The Investment Advisory Agreement continues in effect for successive twelve-month periods computed from each [date], provided that such continuance is specifically approved at least annually by a vote of a majority of the Trust's outstanding voting securities or by the Trust's Board of Trustees, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.

      Any amendment to the Investment Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Portfolio and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Portfolio upon 60 days' written notice, and it terminates automatically in the event of its assignment. The Adviser controls the word "Alliance" in the names of the Trust and each Portfolio, and if Alliance should cease to be the investment manager of any Portfolio, the Trust and such Portfolio may be required to change their names to delete the word "Alliance" from their names.

      The Investment Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolios. When two or more of the Adviser's clients (including a Portfolio) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

      The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following: AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Capital Reserves, AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Government Reserves, AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein Institutional Reserves, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Municipal Trust, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Trust,

AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., Sanford
C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Trustee Information

      The business and affairs of the Portfolios are managed under the direction of the Trustees. Certain information concerning the Trustees of the Trust is set forth below.

  Name, Address, Date of                                                                          Other Trusteeships and
     Birth of Trustee            Principal Occupation(s)            Portfolios in Fund Complex    Directorships Held by
  (Held Position Since*)           During Past 5 Years                 Overseen by Trustee               Trustee

                                                   Interested Trustee
                                                   ------------------
Marc O. Mayer**                Executive Vice President of                     76                          None
1345 Avenue of the Americas    ACMC since 2001; prior
New York, NY 10105             thereto, Chief Executive
10/2/1957                      Officer of Sanford C.
(2004)                         Bernstein & Co., LLC ("SCB
                               & Co.") and its predecessor
                               since prior to 1999.

                                                 Disinterested Trustees
                                                 ----------------------

Chairman of the Board          Investment Adviser and an                      123                          None
                               independent consultant. He
William H. Foulk, Jr. #+       was formerly Senior Manager
Suite 100, 2 Sound View Dr.    of Barrett Associates, Inc., a
Greenwich, CT 06830            registered investment adviser,
9/7/1932                       with which he had been
(2004)                         associated since prior to 1999.
                               He was formerly Deputy
                               Comptroller and Chief Investment
                               Officer of the State of New York
                               and, prior thereto, Chief
                               Investment Officer of the New
                               York Bank for Savings.

  Name, Address, Date of                                                                          Other Trusteeships and
     Birth of Trustee            Principal Occupation(s)            Portfolios in Fund Complex    Directorships Held by
  (Held Position Since*)           During Past 5 Years                 Overseen by Trustee               Trustee
Ruth Block #+                  Formerly Executive Vice                        104                          None
500 SE Mizner Blvd.            President and Chief Insurance
Boca Raton, FL 33432           Officer of The Equitable Life
11/7/1930                      Assurance Society of the
(2004)                         United States; Chairman and
                               Chief Executive Officer of
                               Evlico; a Director of Avon, BP
                               (oil and gas), Ecolab
                               Incorporated (specialty
                               chemicals), Tandem Financial
                               Group and Donaldson, Lufkin &
                               Jenrette Securities Corporation;
                               former Governor at Large,
                               National Association of
                               Securities Dealers, Inc.

David H. Dievler #+            Independent Consultant.                        108                          None
P.O. Box 167                   Until December 1994 he was
Spring Lake, NJ 07762          Senior Vice President of
10/23/1929                     ACMC responsible for mutual
(2004)                         fund administration. Prior to
                               joining ACMC in 1984, Chief
                               Financial Officer of Eberstadt
                               Asset Management since 1968.
                               Prior to that he was a Senior
                               Manager at Price Waterhouse &
                               Co. Member of the American
                               Institute of Certified Public
                               Accountants since 1953.

John H. Dobkin #+              Consultant. He was formerly                    106                          None
P.O. Box 12                    President of Save Venice, Inc.
Annandale, NY 12504            (preservation organization)
2/19/1942                      from 2001 - 2002; Senior
(2004)                         Advisor from June 1999 - June
                               2000 and President of Historic
                               Hudson Valley from December 1989
                               - May 1999 (historic preservation).
                               Previously, Director of the
                               National Academy of Design and
                               during 1988-1992, he was
                               Director and Chairman of the
                               Audit Committee of ACMC.

*     There is no stated term of office for the Trustees.
** Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.
#     Member of the Audit Committee.
+     Member of the Governance and Nominating Committee.

      The Trustees of the Trust have two standing committees - an Audit Committee and a Governance and Nominating Committee. The members of the Audit and Governance and

Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Portfolios' financial reporting process. Because the Trust is new, the Audit Committee has not met. The function of the Governance and Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Trustees. The Governance and Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. Because the Trust is new, the Governance and Nominating Committee has not met.

      The dollar range of the Portfolios' securities owned by each Trustee and the aggregate dollar range of securities owned in the AllianceBernstein Fund Complex are set forth below.

                                                                              Aggregate Dollar Range of Equity
                              Dollar Range of Equity Securities in the     Securities in the AllianceBernstein
  Name of Trustee                Portfolios as of December 31, 2003        Fund Complex as of December 31, 2003
Marc O. Mayer                                   None                                  over $100,000
Ruth Block                                      None                                  over $100,000
David H. Dievler                                None                                  over $100,000
John H. Dobkin                                  None                                  over $100,000
William H. Foulk, Jr.                           None                                  over $100,000

      The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940 Act.

Officer Information

      Certain information concerning the Portfolios' officers is set forth below.

    Name, Address* and Age     Positions Held with Trust    Principal Occupation During Past 5 Years
          [To Come]

* The address for each of the Trust's officers is 1345 Avenue of the Americas, New York, NY 10105.
**    ACMC, ABIRM, AGIS and Bernstein are affiliates of the Trust.

      The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation
paid to each of the Trustees by the Portfolios for the period [              ],
the aggregate compensation paid to each of the Trustees [during calendar year 2003] by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") and the total number of registered investment companies (and separate portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each Trustee serves as a director or trustee, are set forth below. None of the Portfolios nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                      Total Number of
                                                                         Investment            Total Number of
                                                                      Companies in the      Investment Portfolios
                                                                     Alliance Bernstein      within the Alliance
                                              Total Compensation       Fund Complex,            Bernstein Fund
                                              from the Alliance        Including the          Complex, Including
                             Aggregate          Bernstein Fund       Portfolios, as to      the Portfolios, as to
                         Compensation From    Complex, Including    Which the Trustee is     Which the Trustee is
 Name of Trustee          the Portfolios          the Trust        a Director or Trustee    a Director or Trustee
Marc O. Mayer                  $[ ]                $      0                  38                      [76]
Ruth Block                     $[ ]                $205,550                  41                     [104]
David H. Dievler               $[ ]                $264,400                  45                     [108]
John H. Dobkin                 $[ ]                $234,550                  43                     [106]
William H. Foulk, Jr.          $[ ]                $248,650                  49                     [123]

      As of June 30, 2004, the Trustees and officers of the Portfolios as a group owned less than 1% of the shares of each Portfolio.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Under the general supervision of the Trustees, the Adviser makes each Portfolio's investment decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as "best execution"). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Portfolios nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Portfolios, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Portfolios. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.

      The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Portfolios effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the fee charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such fee is reasonable in relation to the value of brokerage and research services provided by the executing broker.

      The Portfolios may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Portfolios will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

      The extent to which commissions that will be charged by broker-dealers selected by the Portfolios may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Portfolios place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Portfolios; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Portfolios. In connection with seeking best price and execution, the Portfolios do not consider sales of shares of the Portfolios or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to effect portfolio transactions.

      The Portfolios may from time to time place orders for the purchase or sale of securities (including listed call options) with brokers affiliated with the Adviser. In such instances, the placement of orders with such broker would be consistent with the Portfolios' objective of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Adviser. With respect to orders placed affiliated brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

      Because the Portfolios are new, there were no brokerage transactions between the Portfolios and its affiliated brokers in the most recent fiscal year.

--------------------------------------------------------------------------------
                           EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

Distribution Arrangements

      The Trust has entered into a distribution services agreement (the "Distribution Services Agreement") on behalf of each Portfolio with ABIRM, the Portfolios' principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Portfolios' shares, which are sold at the net asset value without any sales charge. The Distribution Services Agreement does not obligate the Distributor to sell a specific number of shares.

      The Principal Underwriter is, under the Distribution Services Agreement, responsible for certain expenses incurred by the Portfolios, including, for example, certain administrative services, costs of printing Portfolio prospectuses and other reports to shareholders, and any expenses incurred in promoting the sale of the Portfolios' shares.

      The Portfolios have, under the Distribution Services Agreement, assumed the obligation for payment of certain of its other expenses, including any taxes levied against the Portfolios, brokerage fees and commissions in connection with the purchase and sale of portfolio securities, and other extraordinary expenses. The Trust may employ its own personnel to perform services other than those specifically provided to the Trust by the Principal Underwriter. For such services it may also utilize or employ personnel employed by the Investment Adviser.

      The Distribution Services Agreement will continue in effect for successive twelve-month periods (computed from each [date]), provided, however, that such continuance is specifically approved at least annually by the Trustees or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Portfolios, and in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as Trustees of the Trust) and who have no direct or indirect financial interest in the operation of the Distribution Services Agreement or any agreement related thereto.

      All material amendments to the Distribution Services Agreement will become effective only upon approval as provided in the preceding paragraph. The Distribution Services Agreement may be terminated (a) by the Portfolios without penalty at any time by a majority vote of the holders of the Portfolio's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Trustees or (b) by the Principal Underwriter. To terminate the Distribution Services Agreement, any party must give the other parties 60 days' written notice. The Distribution Services Agreement will terminate automatically in the event of its assignment.

Transfer Agency Arrangements

      Alliance Global Investor Services, Inc. ("AGIS"), an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Portfolios' registrar, transfer agent and dividend-disbursing agent.

Codes of Ethics and Proxy Voting Policies and Procedures

      The Portfolios, the Adviser and the Principal Underwriter have each adopted codes ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios. The Portfolios have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix B.

--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

      The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares - How To Buy Shares."

General

      Shares of the Portfolios are sold directly through the Principal Underwriter exclusively to mutual funds advised by and certain other institutional clients of Alliance. The shares are offered on a continuous basis at a price equal to their net asset value.

      Right To Restrict, Reject Or Cancel Purchase And Exchange Orders. The AllianceBernstein Mutual Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Portfolio suspends the sale of its shares, shareholders will not be able to acquire its shares.

      The public offering price of shares of the Portfolios is their net asset value. On each Portfolio business day on which a purchase or redemption order is received by a Portfolio and trading in the types of securities in which the Portfolio invests might materially affect the value of Portfolio shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any day on which the Exchange is open for trading. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day.

--------------------------------------------------------------------------------
                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------

      The following information supplements that set forth in the Portfolios' Prospectus under the heading "Purchase and Sale of Shares - How to Sell Shares."

      Subject only to the limitations described below, the Portfolios will redeem shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered in proper form. There is no redemption charge.

      The right of redemption may not be suspended and the date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Portfolio.

      Redemption proceeds will be sent by wire only. Payment of the redemption price will ordinarily be wired within one business day of the redemption request, but may take up to three business days. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

      The Alliance Capital Pricing & Valuation Group (the "Pricing Group") is responsible for implementing Alliance's Statement of Pricing Policy (the "Policy Statement"), as approved by the Board of Trustees.

      The per share net asset value is computed in accordance with the Trust's Declaration of Trust and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by a Portfolio on each Portfolio business day on which such an order is received and on such other days as the Board of Trustees deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share net asset value is calculated by dividing the value of that Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any weekday on which the Exchange is open for trading.

      In accordance with applicable rules under the 1940 Act and the Portfolios' pricing policies and procedures adopted by the Board of Trustees (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser certain of the Board's duties with respect to the Pricing Policies. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or pursuant to procedures established by, the Board of Trustees. Securities for which no bid and asked price quotations are readily available are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in like manner, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price. Portfolio securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

      Readily marketable securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ), are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources.

      Listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

      Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

      U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees determines that this method does not represent fair value).

      Debt securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. For securities where the Pricing Group has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

        All other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by a Portfolio or the Board of Trustees.

      With respect to securities for which market quotations are not readily available, the market value of a security will be determined in accordance with the Policy Statement.

      Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Portfolio business day. In addition, trading in foreign markets may not take place on all Portfolio business days. Furthermore, trading may take place in various foreign markets on days that are not Portfolio business days. Each Portfolio's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in a Portfolio's calculation of net asset value unless these prices do not reflect current market value, in which case the securities will be valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

      The Board of Trustees may suspend the determination of a Portfolio's net asset value (and the offering and sales of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

      For purposes of determining each Portfolio's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Trustees.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

      SCOPE OF DISCUSSION. The following discussion addresses certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to address all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). The following discussion also provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

United States Federal Income Taxation of Dividends and Distributions

      TAXATION OF EACH PORTFOLIO. Each Portfolio is treated as a separate taxable entity for U.S. federal income tax purposes. Each Portfolio intends to qualify for tax treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year.

      If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on the part of its income distributed in a timely manner to shareholders in the form of dividends (including capital gain dividends). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Portfolio must, among other things:

      (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

      (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. Each Portfolio intends to make sufficient distributions to shareholders to meet this requirement. Investors should consult their own counsel for a complete understanding of the requirements the Portfolios must meet to qualify for such treatment.

      If it were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, each Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to U.S. shareholders as ordinary income. (Some portions of such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of U.S. shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate U.S. shareholders.) In addition, each

Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

      In addition, if a Portfolio fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the underdistributed amounts. For these purposes, a strategy will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Portfolio in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolios intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

      PORTFOLIO DISTRIBUTIONS. Generally, a regulated investment company qualifying under Subchapter M of the Code that invests in a Portfolio (a "Fund Shareholder") will be treated in the same manner as Portfolio shareholders who are natural persons would be, and, as such, the Fund Shareholder will have ordinary income from the receipt of dividends from the underlying Portfolios' investment income and short-term gains and capital gain income from the receipt of capital gain dividends from underlying Portfolios. As for most other types of shareholders of an underlying Portfolio, a Fund Shareholder will not be able to use losses realized within one underlying Portfolio against gains or income realized within another underlying Portfolio. This could cause the Fund Shareholder to receive, and in turn be required to make, higher current distributions, and such distributions may consist to a greater degree of ordinary income than they would have had if the Fund Shareholder had held directly the assets of the underlying Portfolios. The Fund Shareholder will, however, be able to net gains or losses from the redemptions of shares in multiple underlying funds against each other.

      Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a Fund Shareholder has owned his or her shares in the Portfolio. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable to Fund Shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable to Fund Shareholders as ordinary income.

      QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. If a Fund Shareholder receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying Portfolio designates such dividends as "qualified dividend income," then the Fund Shareholder will receive "qualified dividend income" and is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the Fund Shareholder meets holding period and other requirements with respect to shares of the underlying Portfolio. A dividend will not be treated as qualified dividend income (at any level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

      Technical corrections legislation is pending that would change the preceding rule by substituting "121-day" for "120-day" and "181-day" for "180-day". The Treasury Department and the Internal Revenue Service have indicated that taxpayers may apply the qualified dividend income rules as if these technical correction have already been enacted.

      Only qualified dividend income received by a Fund Shareholder after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund Shareholder during any taxable year are 95% or more of its gross income, then 100% of the Fund Shareholder's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

      Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- for taxable years beginning on or before December 31, 2008.

      Although each Portfolio may distribute amounts designated as qualified dividend income if certain conditions (described below) are satisfied, those Portfolios emphasizing equity investments - for example, the U.S. Large Cap Growth Portfolio and the Small-Mid Cap Value Portfolio - are generally likely to be able to distribute larger proportionate amounts designated as qualified dividend income. However, the equity component of each Portfolio's portfolio is normally diversified among a broad range of stocks paying dividends at different rates or perhaps even not at all. As a result, it is not possible to predict what portions of distributions made by any of the Portfolios are likely to be designated as qualified dividend income.

      Any dividend or distribution received by a U.S. shareholder on shares of one of the Portfolios (even if received shortly after the purchase of such shares by such shareholder) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

      DIVIDENDS RECEIVED DEDUCTION. U.S. Corporate shareholders of Fund Shareholders, if any, may be able to take a dividends-received deduction with respect to the portion of any Portfolio distribution representing certain dividends received by the Portfolio from domestic corporations during the taxable year. The ability to take a dividends-received deduction is subject to particular requirements and limitations in the Code.

      RETURN OF CAPITAL DISTRIBUTIONS. If a Portfolio makes a distribution in excess of its current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a U.S. shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a U.S. shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

      Dividends and distributions on a Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular U.S. shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Portfolio's net asset value also reflects unrealized losses.

      REDEMPTIONS AND SALES OF SHARES. Redemptions and sales of shares in any of the Portfolios are generally taxable transactions for U.S. federal income tax purposes, generally giving rise to gain or loss recognition by U.S. shareholders at rates applicable to long-term or short-term capital gains depending on whether the shares were held for more than one year or for one year or less, respectively. However, if a U.S. shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for U.S. federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

      REDEMPTIONS AND SALES OF SHARES BY FUND SHAREHOLDERS. Depending on a Fund Shareholder's percentage ownership in an underlying Portfolio both before and after a redemption of underlying fund shares, there is a remote risk that the Fund Shareholder's redemption of shares of such underlying Portfolio may cause the Fund Shareholder to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying Portfolio. This would be the case where the Fund Shareholder holds a significant interest in an underlying Portfolio and redeems only a small portion of such interest.

      OPTIONS, FUTURES, FORWARD CONTRACTS, AND SWAP AGREEMENTS. Each Portfolio may enter hedging transactions and other transactions in options, futures contracts, forward contracts, swap agreements, straddles, foreign currencies, and other instruments, all of which are subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

      Certain of each Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Portfolio's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If its book income is less than sum of its taxable income and net tax-exempt income (if any), a Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

      SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. An investment made in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio making the investment to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

      FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Each Portfolio may enter transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and other similar instruments), which may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

      With respect to each of the Portfolios, investments in foreign securities may be subject to foreign withholding taxes, effectively decreasing the yield on those securities, and may increase or accelerate the Portfolio's recognition of ordinary income and affect the timing or amount of the Portfolio's distributions. None of the Portfolios expects that U.S. shareholders will be able to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

      Investment by any of the Portfolios in "passive foreign investment companies" could subject the Portfolio to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

      A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. Dividends paid by a passive foreign investment company will not be eligible to be treated as "qualified dividend income."

      BACKUP WITHHOLDING. Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of the Trust

      The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated [DATE], a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having ten separate portfolios, each of which is represented by a separate series of shares.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Portfolio do not have any preemptive rights. Upon termination of any Portfolio, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Portfolio are entitled to share pro rata in the net assets of that Portfolio then available for distribution to such shareholders. The Trust or any Portfolio may be terminated at any time by vote of at least a majority of the outstanding shares of each Portfolio affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

      It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

Capitalization

      The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of The Commonwealth of Massachusetts. If shares of another series were issued in connection with the creation of one or more additional portfolios, each share of any portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Trustees of the Portfolio, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of the Portfolios. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series. Except as noted below under "Shareholder and Trustee Liability," all shares of the Portfolios when duly issued will be fully paid and non-assessable.

      As of the close of business on [date], there were [           ] shares of
beneficial interest outstanding. To the knowledge of the Portfolios, the following persons owned of record or beneficially 5% or more of the outstanding shares of each Portfolio as of [date].

Name and Address                    No. of Shares               % of Class
----------------                    -------------               ----------


Voting Rights

      As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Portfolio and on other matters submitted to the vote of shareholders.

      The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Portfolio will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

      The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this SAI mean the lesser of (i) 67% or more of the shares of the applicable Portfolio or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Portfolio or such class are represented or (ii) more than 50% of the outstanding shares of such Portfolio or such class.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Portfolios' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

      No amendment may be made to the Agreement and Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except
(i) to change the Trust's name, (ii) to establish, change or eliminate the par value of shares or (iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

Shareholder and Trustee Liability

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder of that Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio of which he or she was a shareholder would be unable to meet its obligations.

      The Agreement and Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Custodial Arrangements

      State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02110 ("State Street") acts as the Trust's custodian, but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Portfolios' Trustees, State Street may enter into subcustodial agreements for the holding of the Portfolios' securities outside of the United States.

Principal Underwriter

      ABIRM, an indirect wholly-owned subsidiary of the Investment Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Portfolios, and as such may solicit orders from the public to purchase shares of the Portfolios. Under the Distribution Services Agreement, the Portfolios have agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

      Legal matters in connection with the issuance of the shares of the Portfolios offered hereby are passed upon by Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110.

Independent Registered Public Accounting Firm

      [                          ] has been appointed as independent registered
public accounting firm for the Portfolios.

Additional Information

      This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The financial statements and the report of [                    ], the
independent registered public accounting firm of the Portfolios, are set forth below.

      [Financial Statements].

      [Report of Independent Accountants.]

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

      Description of the bond ratings of Moody's Investors Service, Inc. are as follows:

            Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

            A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

            Baa-- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B-- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa-- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca-- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

            C-- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

            Descriptions of the bond ratings of Standard & Poor's are as follows:

            AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

            AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

            A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

            BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

            BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

            C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

            D-- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

            The ratings from AAA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                   APPENDIX B

                    STATEMENT OF POLICIES AND PROCEDURES FOR
                                 VOTING PROXIES

Introduction

      As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

      This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement is applicable to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and global securities.

Proxy Policies

      This statement is designed to be responsive to the wide range of subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:

      Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

      Appointment of Independent Registered Public Accounting Firm: Alliance Capital believes that the company remains in the best position to choose the independent registered public accounting firm and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent registered public accounting firm performs substantial non-audit related services for the company. Therefore, we may vote against the appointment of an independent registered public accounting firm if the fees for non-audit related services are disproportionate to the total audit fees paid by the company or there are other reasons to question the independence of the independent registered public accounting firm.

      Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.

      Corporate Restructurings, Mergers and Acquisitions: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.

      Proposals Affecting Shareholder Rights: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

      Corporate Governance: Alliance Capital recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. For example, we will vote for proposals providing for equal access to proxies, a majority of independent directors on key committees, and separating the positions of chairman and chief executive officer.

      Anti-Takeover Measures: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.

Executive Compensation: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages triggered by a change in control to a shareholder vote and proposals that seek additional disclosure of executive compensation. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.

      Social and Corporate Responsibility: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING COMMITTEES

      Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review new types of corporate governance issues, evaluate proposals not covered by these policies and recommend how we should generally vote on such issues. In addition, the committees, in conjunction with the analyst that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Corporate Legal Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to guidelines, industry trends and review the policies contained in this statement from time to time.

CONFLICTS OF INTEREST

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, whose retirement plan we administer, or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a conflict of interests, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests. For example, if our proposed vote is consistent with our stated proxy voting policy, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation, and is also consistent with the views of an independent source, no further review is necessary. If our proposed vote is contrary to our stated proxy voting policy or is not covered by our policy, is consistent with management's recommendation and is contrary to the views of an independent source, the proposal is reviewed by the appropriate proxy committee for final determination.

PROXIES OF CERTAIN NON-US ISSUERS

      Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.

PROXY VOTING RECORDS

      Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Assistant General Counsel, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits

      (a)   Agreement and Declaration of Trust - filed herewith.

      (b)   By-Laws of the Registrant - filed herewith.

      (c)   Not applicable.

      (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - to be filed by amendment.

      (e) Form of Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - filed herewith.

      (f)   Not applicable.

      (g)   Custodian Agreement between the Registrant and [          ] - to be
            filed by amendment.

      (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - to be filed by amendment.

      (i)   Opinion and Consent of Ropes & Gray LLP - to be filed by amendment.

      (j)   Consent of Independent Auditors - to be filed by amendment.

      (k)   Not applicable.

      (l)   Investment representation letter of Alliance Capital Management L.P.
            - to be filed by amendment.

      (m)   Not applicable.

      (n)   Not applicable.

      (o)   Reserved.

      (p)   Codes of Ethics

            (1)   Code of Ethics for the Registrant - filed herewith.

            (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. - filed herewith.

ITEM 24. Persons Controlled by or under Common Control with Registrant.

      None.

ITEM 25. Indemnification.

      Paragraph (l) of Section 3, Article IV of the Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power: "(l) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business of the Trust, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Trustee, officer, employee, agent, investment adviser, principal underwriter or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against liability;"

      Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

      "Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon."

      Section 2 of Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part: "Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

      Article 10 of the Registrant's Bylaws provides in relevant part:

      "Indemnification

10.1 Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that (1) such Covered Person shall provide a security for his undertaking to repay the advance if it is ultimately determined that indemnification is not authorized under this Article, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification under this Article. In the case of such a determination or opinion, the relevant disinterested, non-party directors or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that he has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

10.2 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4.1 above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

10.3 Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

      The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust and Bylaws. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Adviser.

      The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters

            (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

                AllianceBernstein Exchange Reserves
                AllianceBernstein All-Asia Investment Fund, Inc.
                AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.*
                AllianceBernstein Blended Style Series, Inc.*
                AllianceBernstein Bond Fund, Inc.*
                AllianceBernstein Capital Reserves
                AllianceBernstein Disciplined Value Fund, Inc.*
                AllianceBernstein Emerging Market Debt Fund, Inc.
                AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc.
                AllianceBernstein Global Strategic Income Trust, Inc.

               AllianceBernstein Government Reserves
               AllianceBernstein Greater China `97 Fund, Inc.
               AllianceBernstein Growth and Income Fund, Inc.*
               AllianceBernstein Health Care Fund, Inc.
               AllianceBernstein High Yield Fund, Inc.
               AllianceBernstein Institutional Funds, Inc.
               Alliance Institutional Reserves, Inc.
               AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)*
               AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc.
               AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc.
               AllianceBernstein Municipal Income Fund II
               AllianceBernstein Municipal Trust
               AllianceBernstein New Europe Fund, Inc.
               AllianceBernstein Premier Growth Fund, Inc.*
               AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc.
               AllianceBernstein Short Duration Portfolio(1)*
               AllianceBernstein Small Cap Growth Fund, Inc.
               AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Technology Fund, Inc.*
               AllianceBernstein Trust**
               AllianceBernstein Utility Income Fund, Inc.
               AllianceBernstein Variable Products Series Fund, Inc. AllianceBernstein Worldwide Privatization Fund, Inc.
               Sanford C. Bernstein Fund II, Inc.
               The AllianceBernstein Portfolios***

      (1) This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Classes A, B and C Shares.
      *     This Fund also offers Class R Shares.
      **    AllianceBernstein Trust -The Funds that offer Class R Shares are:
            AllianceBernstein International Value Fund; AllianceBernstein Small Cap Value Fund and AllianceBernstein Value Fund.
      *** The AllianceBernstein Portfolios that offer Class R Shares are AllianceBernstein Balanced Wealth Strategy; AllianceBernstein Wealth Appreciation Strategy; and AllianceBernstein Wealth Preservation Strategy.

           (b) The following are the Directors and Officers of AllianceBernstein Investment Research and Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                               POSITIONS AND                 POSITIONS AND
                               OFFICES WITH                  OFFICES WITH
 NAME                          UNDERWRITER                   REGISTRANT

Directors

Marc O. Mayer                  Chairman of the Board
                               and Director

Mark R. Manley                 Director

Officers

Marc O. Mayer                  Chairman of the Board         President and Chief
                                                             Executive Officer

Ranjani Nagaswami              Vice Chairman

Frederic L. Bloch              Executive Vice President

Richard A. Davies              Executive Vice President
                               and Managing Director

Kurt H. Schoknecht             Executive Vice President

Andrew L. Gangolf              Senior Vice President and     Trustee/
                               Assistant General Counsel     Assistant Secretary

Emilie D. Wrapp                Senior Vice President and
                               Assistant General Counsel

Daniel A. Notto                Senior Vice President,
                               Counsel and Assistant
                               Secretary

Frank Speno                    Executive Vice President

Audie G. Apple                 Senior Vice President

Colin C. Aymond                Senior Vice President

Adam J. Beaudry                Senior Vice President

Matthew F. Beaudry             Senior Vice President

Amy I. Belew                   Senior Vice President

Susan H. Burton                Senior Vice President

Russell R. Corby               Senior Vice President

John W. Cronin                 Senior Vice President

John C. Endahl                 Senior Vice President

John Edward English            Senior Vice President

Donald N. Fritts               Senior Vice President

John A. Gagliano               Senior Vice President

Bradley F. Hanson              Senior Vice President

Scott Hutton                   Senior Vice President

Geoffrey L. Hyde               Senior Vice President

Robert H. Joseph, Jr.          Senior Vice President

Victor Kopelakis               Senior Vice President

Joseph R. LaSpina              Senior Vice President

Henry Michael Lesmeister       Senior Vice President

James F. Lyons                 Senior Vice President

Susan L. Matteson-King         Senior Vice President

Daniel D. McGinley             Senior Vice President

Thomas F. Monnerat             Senior Vice President

Joanna D. Murray               Senior Vice President

Jeffrey A. Nye                 Senior Vice President

Peter J. O'Brien               Senior Vice President

John J. O'Connor               Senior Vice President

Danielle Pagano                Senior Vice President

Catherine N. Peterson          Senior Vice President

Mark A. Pletts                 Senior Vice President

Robert E. Powers               Senior Vice President

Stephen C. Scanlon             Senior Vice President

John P. Schmidt                Senior Vice President

Raymond S. Sclafani            Senior Vice President

Eileen B. Sebold               Senior Vice President

Gregory K. Shannahan           Senior Vice President

Richard J. Sidell              Senior Vice President

Scott C. Sipple                Senior Vice President

Peter J. Szabo                 Senior Vice President

Joseph T. Tocyloski            Senior Vice President

David R. Turnbough             Senior Vice President

Craig E. Welch                 Senior Vice President

Keith A. Yoho                  Senior Vice President

Mark D. Gersten                Vice President and            Treasurer and
                               Treasurer                     Chief Financial
                                                             Officer

Patrick E. Ryan                Vice President and
                               Chief Financial Officer

Margaret M. Bagley             Vice President

Peter J. Barber                Vice President

Kenneth F. Barkoff             Vice President

Troy E. Barton                 Vice President

Laura J. Beedy                 Vice President

David A. Bedrick               Vice President

Andrew Berger                  Vice President

Joseph J. Bertini              Vice President and Counsel

Gregory P. Best                Vice President

John C. Bianchi                Vice President

Michael J. Bodmar              Vice President

Robert F. Brendli              Vice President

Alan T. Brum                   Vice President

Brian Buehring                 Vice President

Thomas E. Callahan             Vice President

Kevin T. Cannon                Vice President

Michael F. Connell             Vice President

Jean A. Coomber                Vice President

Dwight P. Cornell              Vice President

Michael R. Crimmins            Vice President

Robert J. Cruz                 Vice President

Brett E. Dearing               Vice President

Jennifer M. DeLong             Vice President

Daniel J. Deckman              Vice President

Sherry V. Delaney              Vice President

Janet B. DiBrita               Vice President

Joseph T. Dominguez            Vice President

William J. Dorough             Vice President

Adam E. Engelhardt             Vice President

Michele C. Eschert Johnson     Vice President

John J. Fennessy               Vice President

Joao P. Flor                   Vice President

Eric W. Frasier                Vice President

Mark A. Gessner                Vice President

Thomas R. Graffeo              Vice President

Tiffini J. Haley               Vice President

Alan Halfenger                 Vice President

Michael S. Hart                Vice President

George R. Hrabovsky            Vice President

David A. Hunt                  Vice President

Dinah J. Huntoon               Vice President

Anthony D. Ialeggio            Vice President

Theresa Iosca                  Vice President

Oscar J. Isoba                 Vice President

Kumar Jagdeo II                Vice President

Danielle M. Klaskow            Vice President

Robert I. Kurzweil             Vice President

James D. Lathrop               Vice President

Eric L. Levinson               Vice President

Laurel E. Lindner              Vice President

James M. Liptrot               Vice President

Armando C. Llanes              Vice President

James P. Luisi                 Vice President

Silvia Manz                    Vice President

Kathryn Austin Masters         Vice President

David W. Monroe                Vice President

Paul S. Moyer                  Vice President

Doris T. Ciliberti Muller      Vice President

John F. Multhauf               Vice President

Michael F. Nash, Jr.           Vice President

Jamie A. Nieradka              Vice President

David L. Nitz                  Vice President

Nicole Nolan-Koester           Vice President

Timothy J. O'Connell           Vice President

Albert Orokos                  Vice President

David D. Paich                 Vice President

Todd P. Patton                 Vice President

James J. Posch                 Vice President

Carol H. Rappa                 Vice President

Bruce W. Reitz                 Vice President

James A. Rie                   Vice President

Miguel A. Rozensztroch         Vice President

Matthew J. Scarlata            Vice President

Stuart L. Shaw                 Vice President

Karen Sirett                   Vice President

Rayandra E. Slonina            Vice President

Bryant B. Smith                Vice President

Elizabeth M. Smith             Vice President

Jeffrey C. Smith               Vice President

Eileen Stauber                 Vice President

Elizabeth K. Tramo             Vice President

Benjamin H. Travers            Vice President

James R. Van Deventer          Vice President

Marie R. Vogel                 Vice President

Wayne W. Wagner                Vice President

William K. Weese               Vice President

Mark E. Westmoreland           Vice President

Paul C. Wharf                  Vice President

Scott Whitehouse               Vice President

Peter H. Whitlock              Vice President

Matthew Witschel               Vice President

Omar J. Aridi                  Assistant Vice
                               President

Joseph D. Asselta              Assistant Vice
                               President

Jire J. Baran                  Assistant Vice
                               President

Gian D. Bernardi               Assistant Vice
                               President

Susan J. Bieber                Assistant Vice
                               President

Heath A. Black                 Assistant Vice
                               President

Richard A. Brink               Assistant Vice
                               President

Mark S. Burns                  Assistant Vice
                               President

Alice L. Chan                  Assistant Vice
                               President

Judith A. Chin                 Assistant Vice
                               President

David Chung                    Assistant Vice
                               President

Lynne K. Civita                Assistant Vice
                               President

Kenneth J. Connors             Assistant Vice
                               President

Michael C. Conrath             Assistant Vice
                               President

Shawn Conroy                   Assistant Vice
                               President

Robert A. Craft                Assistant Vice
                               President

Stephen J. Dedyo               Assistant Vice
                               President

Marc DiFilippo                 Assistant Vice
                               President

Ralph A. DiMeglio              Assistant Vice
                               President

Bernard J. Eng                 Assistant Vice
                               President

Michael J. Eustic              Assistant Vice
                               President

Efrain Fernandez               Assistant Vice
                               President

Robert A. Fiorentino           Assistant Vice
                               President

Michael F. Greco               Assistant Vice
                               President

Kelly P. Guter                 Assistant Vice
                               President

Junko Hisamatsu                Assistant Vice
                               President

Luis Martin Hoyos              Assistant Vice
                               President

Arthur F. Hoyt, Jr.            Assistant Vice
                               President

Dwayne A. Javier               Assistant Vice
                               President

Elizabeth E. Keefe             Assistant Vice
                               President

Edward W. Kelly                Assistant Vice
                               President

Thomas J. Khoury               Assistant Vice
                               President

Jung M. Kim                    Assistant Vice
                               President

Junko Kimura                   Assistant Vice
                               President

Ted R. Kosinski                Assistant Vice
                               President

Stephen J. Laffey              Assistant Vice
                               President

Gary M. Lang                   Assistant Vice
                               President

Christopher J. Larkin          Assistant Vice
                               President

Evamarie C. Lombardo           Assistant Vice
                               President

Andrew J. Magnus               Assistant Vice
                               President

Christopher J. Markos          Assistant Vice
                               President

Osama Mari                     Assistant Vice
                               President

Daniel K. McGouran             Assistant Vice
                               President

Christine M. McQuinlan         Assistant Vice
                               President

Steven M. Miller               Assistant Vice
                               President

Christina A. Morse             Assistant Vice
                               President and Counsel

Troy E. Mosconi                Assistant Vice
                               President

Alex E. Pady                   Assistant Vice
                               President

Wandra M. Perry-Hartsfield     Assistant Vice
                               President

Matthew V. Peterson            Assistant Vice
                               President

Irfan A. Raja                  Assistant Vice
                               President

Rizwan A. Raja                 Assistant Vice
                               President

David J. Riley                 Assistant Vice
                               President

Peter V. Romeo                 Assistant Vice
                               President

Jessica M. Rozman              Assistant Vice
                               President

Orlando Soler                  Assistant Vice
                               President

Nancy D. Testa                 Assistant Vice
                               President

Richard L. Tocyloski           Assistant Vice
                               President

Kari-Anna Towle                Assistant Vice
                               President

Kayoko Umino                   Assistant Vice
                               President

Elsia M. Vasquez               Assistant Vice
                               President

Nina C. Wilkinson              Assistant Vice
                               President

Joanna Wong                    Assistant Vice
                               President

Eric J. Wright                 Assistant Vice
                               President

Maureen E. Yurcisin            Assistant Vice
                               President

Thomas M. Zottner              Assistant Vice
                               President

Mark R. Manley                 Secretary

Colin T. Burke                 Assistant Secretary

Adam R. Spilka                 Assistant Secretary

            (c) Not Applicable.

ITEM 28. Location of Accounts and Records.

      The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of [State Street Bank and Trust Company, the Registrant's custodian, 225 Franklin Street, Boston, Massachusetts 02110]. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29. Management Services.

      Not applicable.

ITEM 30. Undertakings.

      Not applicable.


                              ********************


      A copy of the Agreement and Declaration of Trust of The AllianceBernstein Pooling Portfolios (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers and shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of November, 2004.


                                 THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS


                                 By: /s/ Marc O. Mayer
                                     -------------------------------------------
                                     Marc O. Mayer
                                     President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

      /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer,
      President and Chief Executive Officer


PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:


      /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten,
      Treasurer and Chief Financial Officer


TRUSTEES:

      /s/ Andrew L. Gangolf
      ----------------------
      Andrew L. Gangolf
      Trustee

      Date: November 15, 2004

                                Index To Exhibits

1.    Agreement and Declaration of Trust (Exhibit 23(a)).
2.    By-Laws of the Registrant (Exhibit 23(b)).
3. Form of Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. (Exhibit 23(e)).
4.    Code of Ethics for the Registrant (Exhibit 23(p)(1)).
5.    Code of Ethics for the Alliance Capital Management L.P. and
      AllianceBernstein Investment Research and Management, Inc. (Exhibit 23(p)(2)).